N-6	Apr. 20, 2023 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	Lincoln Life Flexible Premium Variable Life Account R
Entity Central Index Key	0001051932
Entity Investment Company Type	N-6
Document Period End Date	Apr. 20, 2023
Amendment Flag	false
SVULone 2021 VUL
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
For a Full Surrender or Partial Surrender, for up to 15 years from the date of the Policy and up to 15 years from each increase in Specified Amount, you could pay a Surrender Charge of up to $56.29 (5.629%) per $1,000
of the Specified Amount.
For example, if your Policy has a face amount of $100,000 and you surrender your Policy or take an early withdrawal, you could be assessed a charge of up to $5,629.
•Policy Charges and Fees
Transaction Charges
In addition to Surrender Charges, you may also be charged for other transactions, such as when you make a Premium Payment, transfer
Policy Value between Sub-Accounts, take a Partial Surrender or exercise certain benefits.
•Policy Charges and Fees
Ongoing Fees and Expenses (annual charges)
•In addition to Surrender Charges and transaction charges, there are certain ongoing fees and expenses that are charged annually, monthly or daily.
•These fees include the Cost of Insurance Charge under the Policy, optional benefit charges, Administrative Fees, mortality and expense risk charges and Policy Loan interest.
•Certain fees are set based on characteristics of the Insured (e.g., age, gender, and rating classification). You should review your Policy
Specifications page for rates applicable to you.
•Owners will also bear expenses associated with the Underlying Funds under the Policy, as shown in the following table:
				•Policy Charges and Fees
	Annual Fee	Minimum	Maximum
	Underlying Fund Fees and Expenses*	0.23%	1.50%
	*As a percentage of Underlying Fund assets.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
For a Full Surrender or Partial Surrender, for up to 15 years from the date of the Policy and up to 15 years from each increase in Specified Amount, you could pay a Surrender Charge of up to $56.29 (5.629%) per $1,000
of the Specified Amount.
For example, if your Policy has a face amount of $100,000 and you surrender your Policy or take an early withdrawal, you could be assessed a charge of up to $5,629.
•Policy Charges and Fees

Surrender Charge Phaseout Period, Years | yr	15
Surrender Charge (of Amount Surrendered) Maximum [Percent]	5.629%
Surrender Charge Example Maximum [Dollars]	$ 5,629
Transaction Charges [Text Block]
Transaction Charges
In addition to Surrender Charges, you may also be charged for other transactions, such as when you make a Premium Payment, transfer
Policy Value between Sub-Accounts, take a Partial Surrender or exercise certain benefits.
•Policy Charges and Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
•In addition to Surrender Charges and transaction charges, there are certain ongoing fees and expenses that are charged annually, monthly or daily.
•These fees include the Cost of Insurance Charge under the Policy, optional benefit charges, Administrative Fees, mortality and expense risk charges and Policy Loan interest.
•Certain fees are set based on characteristics of the Insured (e.g., age, gender, and rating classification). You should review your Policy
Specifications page for rates applicable to you.
•Owners will also bear expenses associated with the Underlying Funds under the Policy, as shown in the following table:
				•Policy Charges and Fees
	Annual Fee	Minimum	Maximum
	Underlying Fund Fees and Expenses*	0.23%	1.50%
	*As a percentage of Underlying Fund assets.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.23%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.50%
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund assets.
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.	•Principal Risks of Investing in the Policy
Not a Short- Term Investment
•This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
•Surrender Charges apply for 15 years from the Policy Date and 15 years from the date of any increase in your Specified Amount.
•Charges may reduce the value of your Policy and death benefit.
•Tax deferral is more beneficial to investors with a long-time horizon.
•Principal Risks of Investing in the Policy •Policy Charges and Fees
Risks Associated with Investment Options
•An investment in the Policy is subject to the risk of poor investment performance of the Underlying Funds.
•Each Underlying Fund (including a Fixed Account investment option)
has its own unique risks. You should review each Underlying Fund’s prospectus before making an investment decision.
•Principal Risks of Investing in the Policy
Insurance Company Risks
•Any obligations, guarantees, and benefits of the contract are subject to the claims-paying ability of Lincoln Life. If Lincoln Life experiences financial distress, it may not be able to meet its obligations to you.
More information about Lincoln Life, including its financial strength ratings, is available upon request from Lincoln Life or by visiting
https://www.lfg.com/public/aboutus/investorrelations/
financialinformation.
•You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/
VULprospectus.
•Principal Risks of Investing in the Policy •Lincoln Life, the Separate Account and the General Account
Policy Lapse
•Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated.
•Outstanding Policy Loans (plus interest) and Partial Surrenders will increase the risk of lapse. The death benefit will not be paid if the
Policy Lapsed.
•Principal Risks of Investing in the Policy •Lapse and Reinstatement

Investment Restrictions [Text Block]	•We reserve the right to charge for each transfer between Sub-Accounts in excess of 24 transfers per year.•We reserve the right to add, remove, or substitute Sub-Accounts as investment options under the Policy, subject to state or federal laws and regulations. An Underlying Fund may be merged into another Underlying Fund. An Underlying Fund may discontinue offering their shares to the Sub-Accounts.•We may impose investment constraints and restrictions on the standard No-Lapse Enhancement Rider, which is automatically included with your Policy for no additional charge. For applications received on or after May 15, 2023, your Policy will be subject to significant allocation restrictions so long as the standard No-Lapse Enhancement Rider remains in effect. If you do not wish to be subject to those restrictions, you must terminate the rider, but terminating the rider will cause you to lose that standard benefit.
Optional Benefit Restrictions [Text Block]	•Riders may alter the benefits or charges in your Policy. Rider availability and benefits may vary by state of issue or selling broker-dealer and their election may have tax consequences. Riders may have restrictions or limitations, and we may modify or terminate a rider, as allowed. If you elect a particular rider, it may restrict or enhance the terms of your policy, or restrict the availability or terms of other riders or Policy features.
Tax Implications [Text Block]	•You should always consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.•Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.•There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA).
Investment Professional Compensation [Text Block]	•Investment professionals typically receive compensation for selling the Policy to investors.•Registered representatives may have a financial incentive to offer or recommend the Policy over another investment for which the investment professional is not compensated (or compensated less).•Registered representatives may be eligible for certain cash and non-cash benefits. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy Specifications for information about the specific fees you will pay each year based on the options you have elected. The fees shown in the tables below are the maximums we can charge. Transaction Fees The first table describes the fees and expenses that you will pay at the time that you buy your Policy, surrender or make withdrawals from your Policy, or transfer cash value between Sub-Accounts.
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge Imposed on Premiums (Load)	When you pay a Premium	As a percentage of the Premium Payment paid:
25% in all Policy Years[1]
Premium Tax	When you pay a Premium	Up to 2% charge included in the Sales Charges included in the Premium (Load)[2]
Maximum Deferred Sales Charge (Load)*	When you take a Full Surrender or reduce the Specified Amount[3,4]	•Maximum Charge: $56.29 per $1,000 of Specified Amount
•Maximum Charge for a Representative Insured (male and female, age 55, standard non- tobacco, in year one): $38.29 per $1,000 of Specified Amount
Transfer Fee	Applied to any transfer request in excess of 24 made during any Policy Year	$25 for each additional transfer
*Charge varies based on individual characteristics of the Insured. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from your registered representative.[1]For applications received prior to May 15, 2023, the Maximum Sales Charge Imposed on Premiums (Load), when you pay a Premium will continue to be the following: guaranteed 10% in Policy Years 1–20 and 6% in Policy Years 21+.[2]The Maximum Sales Charge Imposed on Premiums is anticipated to cover the Company's costs for sales expenses and any policy-related state tax liabilities. Policy-related taxes imposed by states range from 0% to 5%. In considering policy-related state taxes components of the sales charge, the Company considers the average of the taxes imposed by the states rather than any taxes specifically imposed by the state in which the Owner resides. We use an average of 2% to account for state tax obligations.[3]During the life of the Policy, you may request one or more Partial Surrenders, each of which may not exceed 90% of your Policy's Surrender Value as of the date of your request. If you wish to surrender more than 90% of your Policy's Surrender Value, you must request a Full Surrender of your Policy, which is subject to the Surrender Charge reflected in the table above. (See section headed “Partial Surrenders” for a discussion of Partial Surrenders of your Policy.)[4]For up to 15 years from the Policy Date and up to 15 years from the effective date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Full Surrender of your Policy. For up to 15 years from the Policy Date or up to 15 years form the effective date of each increase in Specified Amount, a Surrender Charge may be deducted at the time you effect a Reduction in Specified Amount.Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and operating expenses.
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges
Cost of Insurance*	Monthly	As a dollar amount per $1,000 of Net Amount at Risk[1]:
•Maximum: $83.33333 per $1,000
•Minimum: $0.000023 per $1,000
•Maximum Charge for Representative Insureds (male and female, both age 55, standard non-tobacco, in year one): $0.00104 per $1,000
Mortality and Expense Risk Charge (“M&E”)	At end of each Valuation Period	Maximum of 1.15%, effective annual rate, as a percentage of Separate Account value, calculated monthly[2]
Administrative Fee*	Monthly	$10, plus an additional amount up to a maximum of $3.95832 per $1,000 of Initial Specified Amount or increase in Specified Amount[3]
Charge	When Charge is Deducted	Amount Deducted
Policy Loan Interest	Annually	As an annualized percentage of amount held in the Loan Account[4]
6%
Overloan Protection Rider	Upon use of the benefit	One-time charge subject to a maximum of 3%, as a percentage of current Accumulation Value
Optional Benefit Charges
Bonus Rider	Monthly	0.2083330%
Enhanced Surrender Value Rider	Monthly (in Policy Years 2-5 only)	$0.0625 per $1,000 of Initial Specified Amount
Estate Protection Rider*	Monthly (in Policy Years 1-4 only)	A dollar amount per $1,000 of Death Benefit.[5]
•Maximum: $1.254071 per $1,000
•Minimum: $0.000025 per $1,000
•Maximum Charge for Representative Insureds (male and female, both age 55, standard non-tobacco, in year one): $0.00104 per $1,000
Premium Reserve Rider	When you allocate a Premium Payment to this rider	As a percentage of the Premium Payment allocated to this rider[6]:
•10% in Policy Years 1-20
•6% in Policy Years 21+
*Charges and costs vary based on individual characteristics of the Insured. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from your registered representative.[1]Individuals with a higher mortality risk than standard issue individuals can be charged from 125% to 5,000% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.[2]Guaranteed at an effective annual rate of 1.15% in Policy Years 1-10 and 0.45% in Policy Years 11 and beyond.[3]The additional amount applies until the younger Insured’s attained age 121 or any increase in Specified Amount. The additional amount varies based on individual characteristics. Per $1,000 of Initial Specified Amount or increase in Specified Amount, the maximum additional amount is $3.95832 per $1,000, the minimum amount is $0.08232 per $1,000, and the maximum charge for representative Insureds (male and female, both age 55, standard non-tobacco) is $0.16468 per $1,000.[4]Although deducted annually, interest accrues daily. As described in the section headed “Policy Loans”, when you request a Policy Loan, amounts equal to the amount of the loan you request are withdrawn from the Sub-Accounts and the Fixed Account in proportion to their respective values. Such amount is transferred to the Loan Account, which is part of the Company’s General Account. Amounts in the Loan Account are credited interest at an effective annual rate guaranteed not to be less than 5% in Policy Years 1-10 and 6% in Policy Years 11 and beyond.[5]Individuals with a higher mortality risk than standard issue individuals can be charged from 125% to 5,000% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.[6]Allocations of Premium Payments to the rider are at your discretion. Allocations of Premium Payments to the rider are subject to the charge shown in the “Periodic Charges Other Than Underlying Fund Fees and Operating Expenses” table and are not subject to the “Maximum Sales Charge Imposed on Premiums” shown in “Transaction Fees” table. This charge is called the Premium Reserve Rider Premium Load. Rider Accumulation Value allocated to the Separate Account is subject to the Mortality and Expense Risk Charge (which does not exceed 1.15% in Policy Years 1-10 and 0.45% for Policy Years 11 and beyond).The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Policy. A complete list of Underlying Funds available under the Policy, including their annual expenses, may be found in Appendix A: Funds Available Under the Policy.
Annual Fund Expenses	Minimum	Maximum
(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.23%	1.50%*
*The Total Annual Operating Expenses shown in the table do not reflect waivers and reductions. Refer to the Underlying Fund’s prospectus for specific information on any waivers or reductions in effect.
Transaction Expenses [Table Text Block]
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge Imposed on Premiums (Load)	When you pay a Premium	As a percentage of the Premium Payment paid:
25% in all Policy Years[1]
Premium Tax	When you pay a Premium	Up to 2% charge included in the Sales Charges included in the Premium (Load)[2]
Maximum Deferred Sales Charge (Load)*	When you take a Full Surrender or reduce the Specified Amount[3,4]	•Maximum Charge: $56.29 per $1,000 of Specified Amount
•Maximum Charge for a Representative Insured (male and female, age 55, standard non- tobacco, in year one): $38.29 per $1,000 of Specified Amount
Transfer Fee	Applied to any transfer request in excess of 24 made during any Policy Year	$25 for each additional transfer
*Charge varies based on individual characteristics of the Insured. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from your registered representative.[1]For applications received prior to May 15, 2023, the Maximum Sales Charge Imposed on Premiums (Load), when you pay a Premium will continue to be the following: guaranteed 10% in Policy Years 1–20 and 6% in Policy Years 21+.[2]The Maximum Sales Charge Imposed on Premiums is anticipated to cover the Company's costs for sales expenses and any policy-related state tax liabilities. Policy-related taxes imposed by states range from 0% to 5%. In considering policy-related state taxes components of the sales charge, the Company considers the average of the taxes imposed by the states rather than any taxes specifically imposed by the state in which the Owner resides. We use an average of 2% to account for state tax obligations.[3]During the life of the Policy, you may request one or more Partial Surrenders, each of which may not exceed 90% of your Policy's Surrender Value as of the date of your request. If you wish to surrender more than 90% of your Policy's Surrender Value, you must request a Full Surrender of your Policy, which is subject to the Surrender Charge reflected in the table above. (See section headed “Partial Surrenders” for a discussion of Partial Surrenders of your Policy.)[4]For up to 15 years from the Policy Date and up to 15 years from the effective date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Full Surrender of your Policy. For up to 15 years from the Policy Date or up to 15 years form the effective date of each increase in Specified Amount, a Surrender Charge may be deducted at the time you effect a Reduction in Specified Amount.
Sales Load, Description [Text Block]	Maximum Sales Charge Imposed on Premiums (Load)
Sales Load, When Deducted [Text Block]	When you pay a Premium
Sales Load (of Premium Payments), Maximum [Percent]	25.00%
Premium Taxes, Description [Text Block]	Premium Tax
Premium Taxes, When Deducted [Text Block]	When you pay a Premium
Premium Taxes (of Premium Payments), Maximum [Percent]	2.00%
Premium Taxes, Footnotes [Text Block]	The Maximum Sales Charge Imposed on Premiums is anticipated to cover the Company's costs for sales expenses and any policy-related state tax liabilities. Policy-related taxes imposed by states range from 0% to 5%. In considering policy-related state taxes components of the sales charge, the Company considers the average of the taxes imposed by the states rather than any taxes specifically imposed by the state in which the Owner resides. We use an average of 2% to account for state tax obligations.
Deferred Sales Charge, Description [Text Block]	Maximum Deferred Sales Charge (Load)*
Deferred Sales Charge, When Deducted [Text Block]	When you take a Full Surrender or reduce the Specified Amount[3,4]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	56.29%
Deferred Sales Load, Footnotes [Text Block]	Maximum Charge for a Representative Insured (male and female, age 55, standard non-tobacco, in year one): $38.29 per $1,000 of Specified AmountCharge varies based on individual characteristics of the Insured. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from your registered representative.
Other Surrender Fees, Footnotes [Text Block]	During the life of the Policy, you may request one or more Partial Surrenders, each of which may not exceed 90% of your Policy's Surrender Value as of the date of your request. If you wish to surrender more than 90% of your Policy's Surrender Value, you must request a Full Surrender of your Policy, which is subject to the Surrender Charge reflected in the table above. (See section headed “Partial Surrenders” for a discussion of Partial Surrenders of your Policy.)[4]For up to 15 years from the Policy Date and up to 15 years from the effective date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Full Surrender of your Policy. For up to 15 years from the Policy Date or up to 15 years form the effective date of each increase in Specified Amount, a Surrender Charge may be deducted at the time you effect a Reduction in Specified Amount.
Transfer Fees, Description [Text Block]	Transfer Fee
Transfer Fees, When Deducted [Text Block]	Applied to any transfer request in excess of 24 made during any Policy Year
Transfer Fee, Maximum [Dollars]	$ 25
Periodic Charges [Table Text Block]	Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and operating expenses.
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges
Cost of Insurance*	Monthly	As a dollar amount per $1,000 of Net Amount at Risk[1]:
•Maximum: $83.33333 per $1,000
•Minimum: $0.000023 per $1,000
•Maximum Charge for Representative Insureds (male and female, both age 55, standard non-tobacco, in year one): $0.00104 per $1,000
Mortality and Expense Risk Charge (“M&E”)	At end of each Valuation Period	Maximum of 1.15%, effective annual rate, as a percentage of Separate Account value, calculated monthly[2]
Administrative Fee*	Monthly	$10, plus an additional amount up to a maximum of $3.95832 per $1,000 of Initial Specified Amount or increase in Specified Amount[3]
Charge	When Charge is Deducted	Amount Deducted
Policy Loan Interest	Annually	As an annualized percentage of amount held in the Loan Account[4]
6%
Overloan Protection Rider	Upon use of the benefit	One-time charge subject to a maximum of 3%, as a percentage of current Accumulation Value
Optional Benefit Charges
Bonus Rider	Monthly	0.2083330%
Enhanced Surrender Value Rider	Monthly (in Policy Years 2-5 only)	$0.0625 per $1,000 of Initial Specified Amount
Estate Protection Rider*	Monthly (in Policy Years 1-4 only)	A dollar amount per $1,000 of Death Benefit.[5]
•Maximum: $1.254071 per $1,000
•Minimum: $0.000025 per $1,000
•Maximum Charge for Representative Insureds (male and female, both age 55, standard non-tobacco, in year one): $0.00104 per $1,000
Premium Reserve Rider	When you allocate a Premium Payment to this rider	As a percentage of the Premium Payment allocated to this rider[6]:
•10% in Policy Years 1-20
•6% in Policy Years 21+
*Charges and costs vary based on individual characteristics of the Insured. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from your registered representative.[1]Individuals with a higher mortality risk than standard issue individuals can be charged from 125% to 5,000% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.[2]Guaranteed at an effective annual rate of 1.15% in Policy Years 1-10 and 0.45% in Policy Years 11 and beyond.[3]The additional amount applies until the younger Insured’s attained age 121 or any increase in Specified Amount. The additional amount varies based on individual characteristics. Per $1,000 of Initial Specified Amount or increase in Specified Amount, the maximum additional amount is $3.95832 per $1,000, the minimum amount is $0.08232 per $1,000, and the maximum charge for representative Insureds (male and female, both age 55, standard non-tobacco) is $0.16468 per $1,000.[4]Although deducted annually, interest accrues daily. As described in the section headed “Policy Loans”, when you request a Policy Loan, amounts equal to the amount of the loan you request are withdrawn from the Sub-Accounts and the Fixed Account in proportion to their respective values. Such amount is transferred to the Loan Account, which is part of the Company’s General Account. Amounts in the Loan Account are credited interest at an effective annual rate guaranteed not to be less than 5% in Policy Years 1-10 and 6% in Policy Years 11 and beyond.[5]Individuals with a higher mortality risk than standard issue individuals can be charged from 125% to 5,000% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.[6]Allocations of Premium Payments to the rider are at your discretion. Allocations of Premium Payments to the rider are subject to the charge shown in the “Periodic Charges Other Than Underlying Fund Fees and Operating Expenses” table and are not subject to the “Maximum Sales Charge Imposed on Premiums” shown in “Transaction Fees” table. This charge is called the Premium Reserve Rider Premium Load. Rider Accumulation Value allocated to the Separate Account is subject to the Mortality and Expense Risk Charge (which does not exceed 1.15% in Policy Years 1-10 and 0.45% for Policy Years 11 and beyond).
Insurance Cost, Description [Text Block]	Cost of Insurance
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	Maximum Charge for Representative Insureds (male and female, both age 55, standard non-tobacco, in year one): $0.00104 per $1,000
Insurance Cost (of Face Amount), Maximum [Percent]	83.33333%
Insurance Cost (of Face Amount), Minimum [Percent]	0.00002%
Annual Maintenance Fee, Description [Text Block]	Policy Loan Interest
Annual Maintenance Fee, When Deducted [Text Block]	Annually
Annual Maintenance Fee (of Other Amount), Maximum [Percent]	6.00%
Annual Maintenance Fee, Footnotes [Text Block]	Although deducted annually, interest accrues daily. As described in the section headed “Policy Loans”, when you request a Policy Loan, amounts equal to the amount of the loan you request are withdrawn from the Sub-Accounts and the Fixed Account in proportion to their respective values. Such amount is transferred to the Loan Account, which is part of the Company’s General Account. Amounts in the Loan Account are credited interest at an effective annual rate guaranteed not to be less than 5% in Policy Years 1-10 and 6% in Policy Years 11 and beyond.
Mortality Risk Fees, When Deducted [Text Block]	At end of each Valuation Period
Mortality Risk Fees (of Other Amount), Maximum [Percent]	1.15%
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge (“M&E”)
Mortality And Expense Risk Fees, Footnotes [Text Block]	Guaranteed at an effective annual rate of 1.15% in Policy Years 1-10 and 0.45% in Policy Years 11 and beyond.
Administrative Expenses, Description [Text Block]	Administrative Fee
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 10
Administrative Expense (of Other Amount), Maximum [Percent]	3.95832%
Administrative Expense, Footnotes [Text Block]	The additional amount applies until the younger Insured’s attained age 121 or any increase in Specified Amount. The additional amount varies based on individual characteristics. Per $1,000 of Initial Specified Amount or increase in Specified Amount, the maximum additional amount is $3.95832 per $1,000, the minimum amount is $0.08232 per $1,000, and the maximum charge for representative Insureds (male and female, both age 55, standard non-tobacco) is $0.16468 per $1,000.
Annual Portfolio Company Expenses [Table Text Block]
Annual Fund Expenses	Minimum	Maximum
(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.23%	1.50%*

Portfolio Company Expenses [Text Block]	(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.23%
Portfolio Company Expenses, Footnotes [Text Block]	The Total Annual Operating Expenses shown in the table do not reflect waivers and reductions. Refer to the Underlying Fund’s prospectus for specific information on any waivers or reductions in effect.
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS OF INVESTING IN THE POLICY Fluctuating Investment Performance. A Sub-Account will increase and decrease in value according to investment performance of the Underlying Fund. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account’s and Underlying Fund’s objective and risk is found in this prospectus and in each Underlying Fund’s prospectus, respectively. You should review these prospectuses before making your investment decision. Your choice of Sub-Accounts and the performance of the Underlying Funds will impact the Policy’s Accumulation Value and will impact how long the Policy remains in force, its tax status, and the amount of Premium you need to pay to keep the Policy in force. Policy Values in the Fixed Account. Premium Payments and policy values allocated to the Fixed Account are held in the Company’s General Account. Note that there are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so. In addition, while interest credited to the Fixed Account may be higher than the minimum guaranteed interest rate disclosed in the Policy Specifications, it can be subject to fluctuation including reduction (although never lower than the guaranteed minimum interest rate) and any such fluctuation can impact the Policy's Accumulation Value and will impact how long the Policy stays in force and the amount of Premium you need to pay to keep the Policy in force. Therefore, you should carefully consider whether the Fixed Account meets your investment needs. We issue other types of insurance policies and financial products. In addition to any amounts we are obligated to pay in excess of policy value under the Policy, we also pay our obligations under other types of insurance policies and financial products. Obligations under these policies and financial products that are funded by our General Account include: (1) the obligation to keep the policy and any riders in force when the policy value is below zero and a no-lapse guarantee is in effect; (2) the obligation to pay or accelerate Death Benefits that exceed the Separate Account Value; Payment of these benefits and obligations is subject to our claims-paying ability and financial strength. We are also responsible for providing for all of the administrative services necessary in connection with the contracts (and bearing all of the associated expenses). Moreover, unlike assets held in the Separate Account, the assets of the General Account are subject to the general liabilities of the Company and, therefore, to the Company’s General Account creditors. In the event of an insolvency of receivership, payments we make from our General Account to satisfy claims under the Policy would generally receive the same priority as our other Owners’ obligations. The General Account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance company’s fulfillment of the contractual promises and guarantees we make to you in the Policy, including those relating to the payment of death benefits. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees. For more information, please see the “Lincoln Life, The Separate Account and The General Account” sections of the Statement of Additional Information (SAI) or the “Transfers” section of this prospectus. Costs Subject to Change. The Tables of Fees contained in this prospectus reflect the guaranteed maximum charges applicable to the Policy. At the time you purchase the Policy, some of those charges are likely to be assessed at rates less than the maximum rates shown but are subject to adjustment as described in the Policy Charges and Fees section. Such charges are referred to as non-guaranteed elements or “NGEs”. A change to one or more of these NGEs can affect your Policy's performance, including coverage duration, premiums required to keep your Policy in force, as well as the Policy's Surrender Value. Unsuitable for Short-Term Investment. This Policy is intended for long-term financial and investment planning for persons needing death benefit protection, and it is unsuitable for short-term goals. Your Policy is not designed to serve as a vehicle for frequent trading. Policy Lapse. Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated. Outstanding Policy Loans and Partial Surrenders will increase the risk of lapse. In addition to paying sufficient Premiums and being cognizant of the impact of outstanding Policy Loans and Partial Surrenders on policy values, you also have the No-Lapse Enhancement Rider and the Premium Reserve Rider, briefly noted above and discussed in more detail in the Riders section of the prospectus, to help you manage some of the risk of Policy Lapse. Decreasing Death Benefit. Any outstanding Policy Loans and any amount that you have surrendered will reduce your Policy’s death benefit. Consequences of Surrender. Surrender Charges are assessed if you surrender your Policy within 15 years of issue or within 15 years of a Specified Amount increase. Depending on the amount of Premium paid, or any Reduction in Specified Amount, there may be little or no Surrender Value available. Partial Surrenders may reduce the policy value and death benefit, and may increase the risk of lapse. To avoid lapse, you may be required to make additional Premium Payments. Full or Partial Surrenders may result in tax consequences. Investment Restriction Compliance. While you own the No-Lapse Enhancement Rider, you may be subject to certain requirements and limitations that restrict your allocations among the Sub-Accounts and the Fixed Account. These restrictions are described in the “No-Lapse Enhancement Rider” section under “Allocation Requirements” later in this prospectus and the “Appendix B: Current Investment Restrictions for Optional Benefits – No-Lapse Enhancement Rider.” The Allocation Requirements are intended to reduce our risk that we may be required to use our own assets to fulfill our no-lapse guarantees under the rider. As described further in the funds’ prospectuses, certain Underlying Funds that are included within the investment restrictions, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to manage the funds’ overall volatility or limit the funds’ losses during significant market downturns. While these risk management strategies could help to reduce negative impacts of market volatility and market downturns, they could also limit your participation in market gains. Overall, the Allocation Requirements that may be imposed under the No-Lapse Enhancement Rider may conflict with your personal investment objectives and limit your ability to maximize potential growth of your Accumulation Value. You should consult with your registered representative to determine whether the Allocation Requirements align with your investment objectives. We reserve the right to change the Allocation Requirements at any time upon at least 61 days prior notice. Upon a change in Allocation Requirements, we will not reallocate any of your Policy’s Accumulation Value except pursuant to your instructions in writing or by telephone (if you have previously authorized telephone transfers in writing). If your allocations are not compliant with any new Allocation Requirements applicable to your Policy, failure to timely reallocate your Policy Accumulation Value in accordance with any new Allocation Requirements will cause your Rider to terminate. Tax Consequences. As noted in greater detail in the section headed “Tax Issues”, the federal income tax treatment of life insurance is complex and the current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences. You should always consult a tax advisor about the application of federal, state and local tax rules to your individual situation. The following discussion highlights tax risks in general, summary terms. There may be adverse tax consequences (i.e. a 10% penalty) in the event of a Surrender or withdrawal if the Owner is under the age of 59½. Tax Treatment of Life Insurance Contracts. Your Policy is designed to qualify for the favorable tax treatment afforded life insurance, including the exclusion of death benefits from income tax, the ability to take distributions and loans over the life of your Policy, and the deferral of taxation of any increase in the value of your Policy. If the Policy does fail to qualify as life insurance, you will be subject to the denial of those important benefits. In addition, if you pay more Premiums than permitted under the federal tax law your Policy will be classified as a Modified Endowment Contract (“MEC”) whereby only the tax benefits applicable to death benefits will apply and distributions will be subject to immediate taxation and to an added penalty tax. Tax Law Compliance. We believe that the Policy will satisfy the federal tax law definition of life insurance, and we will monitor your Policy for compliance with the tax law requirements. The discussion of the tax treatment of your Policy is based on the current Policy, as well as the current rules and regulations governing life insurance. Please note that changes made to the Policy, as well as any changes in the current tax law requirements, may affect the Policy’s qualification as life insurance or may have other tax consequences. Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate your policy value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Policy to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Policy due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber-security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of policy-related transactions, including orders from policy owners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the Underlying Funds invest, which may negatively affect the value of the Underlying Funds and the value of your Policy. There can be no assurance that we or the Underlying Funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	DEATH BENEFITSThe “Death Benefit Proceeds” is the amount payable to the Beneficiary upon the death of the second Insured. Loans, loan interest, Partial Surrenders, and overdue charges (such as Monthly Deductions), if any, are deducted from the Death Benefit Proceeds prior to payment. We will pay interest on any Death Benefit Proceeds payable only as required by applicable law. Riders, including the No-Lapse Enhancement Rider, Premium Reserve Rider and the Estate Protection Rider may impact the amount payable as Death Benefit Proceeds in your Policy. As discussed in more detail in the “Riders” section of this prospectus, the No-Lapse Enhancement Rider may provide a death benefit which differs from that paid under the Policy. The Premium Reserve Rider Accumulation Value, if any, less any Debt under the Premium Reserve Rider, will be added to the Policy’s Death Benefit Proceeds. If the Policy’s death benefit is paid pursuant to the terms of the No-Lapse Enhancement Rider, the Premium Reserve Rider Accumulation Value, if any, less any Debt under the Premium Reserve Rider, will be added to the death benefit payable under the terms of that rider. The Estate Protection Rider's Term Insurance Benefit Amount, if any, will be added to the Policy's Death Benefit Proceeds pursuant to the terms of the Estate Protection Rider. Death Benefit Proceeds The Death Benefit Proceeds payable upon the death of the second Insured will be the greater of: 1)the Specified Amount on the date of the death of the second Insured, plus any Riders or benefits that are payable, less any Debt and Partial Surrenders processed after the death of the second Insured; or2)an amount equal to the Accumulation Value on the date of the second Insured’s death, plus any Riders or benefits that are payable, multiplied by the applicable percentage shown in the Corridor Percentages Table in the Policy Specifications, less any Debt and Partial Surrenders processed after the second Insured’s date of death. (Please note that the investment performance of the Sub-Accounts you have chosen will impact the Accumulation Value and therefore may affect the amount of Death Benefit Proceeds payable.)Changes to the Initial Specified Amount Within certain limits, you may decrease (reduce) or, with satisfactory evidence of insurability, increase the Specified Amount. Any increase in Specified Amount may increase the Net Amount at Risk and the Cost of Insurance Charge. (See the “Cost of Insurance Charge” section of this prospectus.) The minimum Specified Amount is currently $250,000. A Partial Surrender may reduce the Specified Amount. If the Specified Amount is reduced as a result of a Partial Surrender, the death benefit may also be reduced. (See section headed “Policy Surrenders - Partial Surrender” for details as to the impact a Partial Surrender may have on the Specified Amount.) You must submit all requests for changes in the Specified Amount in writing to our Administrative Office. The minimum increase in Specified Amount currently permitted is $1,000. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.If you increase the Specified amount, there will be additional Surrender Charges in the event you request a surrender of the Policy. A Surrender Charge may also apply to a decrease in Specified Amount. Please refer to the Surrender Charges section of this prospectus for more information on conditions that would cause a Surrender Charge to be applied. A table of Surrender Charges is included in each Policy. Any Reduction in Specified Amount will be made against the Initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Any increase in the Specified Amount will increase the amount of the Surrender Charge applicable to your Policy. Changes in Specified Amount do not affect the Premium Load as a percentage of Premium. We may decline any request for Reduction in Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount. We may also decline such a request if it would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of federal income tax law according to the death benefit qualification test you elected at the time you applied for the Policy. Also, because the death benefit qualification tests, as discussed below, require certain ratios between Premium and death benefit and between the Policy’s Accumulation Value and death benefit, we may increase the Policy’s death benefit above the Specified Amount in order to satisfy the test you elected. If the increase in the Policy’s death benefit causes an increase in the Net Amount at Risk, charges for the Cost of Insurance Charge will increase as well. Any change is effective on the first Monthly Anniversary Day on, or after, the date of approval of the request by Lincoln Life, provided that any increase in cost is either included in a Premium Payment by you or the Policy’s Accumulation Value is sufficient to cover the increased Monthly Deduction. If the Monthly Deduction amount would increase as a result of the change, the changes will be effective on the first Monthly Anniversary Day on which the Accumulation Value is equal to, or greater than, the Monthly Deduction amount. Note: Increases in Specified Amount are not permitted in Virginia. Death Benefit Qualification Test You will have the opportunity to choose between the two death benefit qualification tests defined in Section 7702 of the Internal Revenue Code of 1986 as amended (“Code”), the “Cash Value Accumulation Test” and the “Guideline Premium Test”. If you do not choose a death benefit qualification test at that time, you will be deemed to have chosen the Guideline Premium Test. Once your Policy has been issued and is in force, the death benefit qualification test cannot be changed. The Guideline Premium Test calculates the maximum amount of Premium that may be paid to provide the desired amount of insurance for Insureds of a particular age. Because payment of a Premium amount in excess of this amount will disqualify the Policy as life insurance, we will return to you any amount of such excess. The test also applies a prescribed percentage factor, to determine a minimum ratio of death benefit to Accumulation Value. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy. The Cash Value Accumulation Test requires that the death benefit be sufficient to prevent the Accumulation Value from ever exceeding the “Net Single Premium” required to fund the future benefits under the Policy. (The “Net Single Premium” is calculated in accordance with Section 7702 of the Code and is based on each Insured’s age, risk classification and gender.) At any time the Accumulation Value is greater than the Net Single Premium for the proposed death benefit, the death benefit will be automatically increased by multiplying the Accumulation Value by a percentage that is defined as $1,000 divided by the Net Single Premium. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy. The tests differ as follows: (1)The Guideline Premium Test expressly limits the amount of Premium that you can pay into your Policy while the Cash Value Accumulation Test does not.(2)The factors that determine the minimum death benefit relative to the Policy’s Accumulation Value are different and required increases in the minimum death benefit due to growth in Accumulation Value will generally be greater under the Cash Value Accumulation Test.(3)If you wish to pay more Premium than is permitted under the Guideline Premium Test, for example to target a funding objective, you should consider the Cash Value Accumulation Test, because it generally permits the payment of higher amounts of Premium. Please note that payment of higher Premiums could also cause your Policy to be deemed a MEC (see Tax Issues, sub-section Policies That Are MEC's in your prospectus).(4)If your primary objective is to maximize the potential for growth in Accumulation Value, or to conserve Accumulation Value, generally the Guideline Premium Test will better serve this objective.(5)While application of either test may require an increase in death benefit, any increase in the Cost of Insurance Charges that arises as a result of the increase in the Policy’s Net Amount at Risk will generally be less under the Guideline Premium Test than under the Cash Value Accumulation Test. This is because the required adjustment to the death benefit under the Guideline Premium Test is lower than that which would result under the Cash Value Accumulation Test.You should consult with a qualified tax advisor before choosing the death benefits qualification test. Please ask your registered representative for illustrations which demonstrate the impact of selection of each test on the particular policy, including any riders, which you are considering. Payment of Death Benefit Proceeds Proof of death should be furnished to us at our Administrative Office as soon as possible after the death of both Insureds. This notification must include a certified copy of an official death certificate for each Insured, a certified copy of a decree of a court of competent jurisdiction as to the finding of death for each Insured, or any other proof satisfactory to us. After receipt at our Administrative Office of proof of death of both Insureds and any other necessary claims requirements, the Death Benefit Proceeds will ordinarily be paid within seven days. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the Owner or the Beneficiary. Payment of the Death Benefit Proceeds may be delayed if your Policy is contested or if Separate Account Values cannot be determined.Every state has unclaimed property laws which generally declare property, including monies owed (such as death benefits) to be abandoned if unclaimed or uncashed after a period (typically three to five years) from the date the property is intended to be delivered or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered and, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you contact us and update your Beneficiary designations, including addresses, if and as they change.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Changes to the Initial Specified Amount Within certain limits, you may decrease (reduce) or, with satisfactory evidence of insurability, increase the Specified Amount. Any increase in Specified Amount may increase the Net Amount at Risk and the Cost of Insurance Charge. (See the “Cost of Insurance Charge” section of this prospectus.) The minimum Specified Amount is currently $250,000. A Partial Surrender may reduce the Specified Amount. If the Specified Amount is reduced as a result of a Partial Surrender, the death benefit may also be reduced. (See section headed “Policy Surrenders - Partial Surrender” for details as to the impact a Partial Surrender may have on the Specified Amount.) You must submit all requests for changes in the Specified Amount in writing to our Administrative Office. The minimum increase in Specified Amount currently permitted is $1,000. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.If you increase the Specified amount, there will be additional Surrender Charges in the event you request a surrender of the Policy. A Surrender Charge may also apply to a decrease in Specified Amount. Please refer to the Surrender Charges section of this prospectus for more information on conditions that would cause a Surrender Charge to be applied. A table of Surrender Charges is included in each Policy. Any Reduction in Specified Amount will be made against the Initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Any increase in the Specified Amount will increase the amount of the Surrender Charge applicable to your Policy. Changes in Specified Amount do not affect the Premium Load as a percentage of Premium. We may decline any request for Reduction in Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount. We may also decline such a request if it would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of federal income tax law according to the death benefit qualification test you elected at the time you applied for the Policy. Also, because the death benefit qualification tests, as discussed below, require certain ratios between Premium and death benefit and between the Policy’s Accumulation Value and death benefit, we may increase the Policy’s death benefit above the Specified Amount in order to satisfy the test you elected. If the increase in the Policy’s death benefit causes an increase in the Net Amount at Risk, charges for the Cost of Insurance Charge will increase as well. Any change is effective on the first Monthly Anniversary Day on, or after, the date of approval of the request by Lincoln Life, provided that any increase in cost is either included in a Premium Payment by you or the Policy’s Accumulation Value is sufficient to cover the increased Monthly Deduction. If the Monthly Deduction amount would increase as a result of the change, the changes will be effective on the first Monthly Anniversary Day on which the Accumulation Value is equal to, or greater than, the Monthly Deduction amount. Note: Increases in Specified Amount are not permitted in Virginia. Death Benefit Qualification Test You will have the opportunity to choose between the two death benefit qualification tests defined in Section 7702 of the Internal Revenue Code of 1986 as amended (“Code”), the “Cash Value Accumulation Test” and the “Guideline Premium Test”. If you do not choose a death benefit qualification test at that time, you will be deemed to have chosen the Guideline Premium Test. Once your Policy has been issued and is in force, the death benefit qualification test cannot be changed. The Guideline Premium Test calculates the maximum amount of Premium that may be paid to provide the desired amount of insurance for Insureds of a particular age. Because payment of a Premium amount in excess of this amount will disqualify the Policy as life insurance, we will return to you any amount of such excess. The test also applies a prescribed percentage factor, to determine a minimum ratio of death benefit to Accumulation Value. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy. The Cash Value Accumulation Test requires that the death benefit be sufficient to prevent the Accumulation Value from ever exceeding the “Net Single Premium” required to fund the future benefits under the Policy. (The “Net Single Premium” is calculated in accordance with Section 7702 of the Code and is based on each Insured’s age, risk classification and gender.) At any time the Accumulation Value is greater than the Net Single Premium for the proposed death benefit, the death benefit will be automatically increased by multiplying the Accumulation Value by a percentage that is defined as $1,000 divided by the Net Single Premium. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy. The tests differ as follows: (1)The Guideline Premium Test expressly limits the amount of Premium that you can pay into your Policy while the Cash Value Accumulation Test does not.(2)The factors that determine the minimum death benefit relative to the Policy’s Accumulation Value are different and required increases in the minimum death benefit due to growth in Accumulation Value will generally be greater under the Cash Value Accumulation Test.(3)If you wish to pay more Premium than is permitted under the Guideline Premium Test, for example to target a funding objective, you should consider the Cash Value Accumulation Test, because it generally permits the payment of higher amounts of Premium. Please note that payment of higher Premiums could also cause your Policy to be deemed a MEC (see Tax Issues, sub-section Policies That Are MEC's in your prospectus).(4)If your primary objective is to maximize the potential for growth in Accumulation Value, or to conserve Accumulation Value, generally the Guideline Premium Test will better serve this objective.(5)While application of either test may require an increase in death benefit, any increase in the Cost of Insurance Charges that arises as a result of the increase in the Policy’s Net Amount at Risk will generally be less under the Guideline Premium Test than under the Cash Value Accumulation Test. This is because the required adjustment to the death benefit under the Guideline Premium Test is lower than that which would result under the Cash Value Accumulation Test.You should consult with a qualified tax advisor before choosing the death benefits qualification test. Please ask your registered representative for illustrations which demonstrate the impact of selection of each test on the particular policy, including any riders, which you are considering. Payment of Death Benefit Proceeds Proof of death should be furnished to us at our Administrative Office as soon as possible after the death of both Insureds. This notification must include a certified copy of an official death certificate for each Insured, a certified copy of a decree of a court of competent jurisdiction as to the finding of death for each Insured, or any other proof satisfactory to us. After receipt at our Administrative Office of proof of death of both Insureds and any other necessary claims requirements, the Death Benefit Proceeds will ordinarily be paid within seven days. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the Owner or the Beneficiary. Payment of the Death Benefit Proceeds may be delayed if your Policy is contested or if Separate Account Values cannot be determined.
Item 11. Other Benefits Available (N-6) [Text Block]	OTHER BENEFITS AVAILABLE UNDER THE POLICY In addition to the Death Benefit under the Policy, other standard and optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table. More information about each rider follows the table.
Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
No-Lapse Enhancement Rider	Prevents lapse if the Policy’s Surrender Value is insufficient to cover the Monthly Deductions.	Standard
•Automatically issued at Policy purchase.
•You may not allocate Accumulation Value and
Premium Payments to the money market Sub-
Account except for purposes described in the “Right
to Examine Period” section, as an account from which
to transfer funds for the Dollar Cost Averaging
program as described in the section headed “Optional
Sub-Account Allocation Programs”, and in the event
of a fund liquidation as described in the section
headed “Sub-Account Availability and Substitution of
Funds”.
•For applications received on or after May 15, 2023,
significant investment restrictions apply so long as
the rider remains in effect.
•Maintaining Automatic Rebalancing with the
applicable allocation requirements, as described in
this prospectus, is required to keep this rider in force.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Overloan Protection Rider	Provides that your Policy will not lapse solely based on Debt exceeding the Surrender Value.	Standard
•Automatically issued at Policy purchase if Guideline
Premium Test is chosen. Not available if Cash Value
Accumulation Test is chosen.
•Once you exercise the benefit, the following changes
will be made to your Policy:
•We will no longer allow Premium Payments, Partial
Surrenders, or changes to the Specified Amount.
•All other riders will be terminated.
•No additional Monthly Deductions will be taken.
•The Separate Account Value will be transferred to the
Fixed Account.
•The Policy will become paid-up insurance (i.e. no
further payment will be required).

Premium Reserve Rider
Allows you to pay
some Premiums that
accumulate in the
same manner as if
they had been
allocated to your
Policy without being
subject to all Policy
charges and
expenses. The
Premium Reserves,
in turn, can be used
to prevent the Policy
from lapsing.
Standard
•Automatically issued at Policy purchase in states
where it is available.
•Premiums allocated to the Premium Reserve Rider do
not increase the Policy’s Accumulation Value and,
therefore, will not decrease the Net Amount at Risk.
•If the entire Premium Reserve is transferred to
prevent a lapse, the rider will terminate, and no future
Premium Payments to the rider are permitted.

Automatic Rebalancing	To periodically restore sub account exposure to a pre- determined level selected by the policyholder to reduce potential risk of exposure to market volatility.	Standard
•Is only available on a quarterly basis.
•Must be maintained on product to keep No-Lapse
Enhancement rider (see Riders).
•Can be terminated; however will terminate No-Lapse
Enhancement rider (see Riders).

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Bonus Rider
Uses a portion of the
Separate Account
Value to create an
Open Bonus Option.
The new Open Bonus
Option will credit a
Bonus Rider Benefit
Amount, if any, to
the Accumulation
Value on its Bonus
Option Maturity
Date.
		Optional	•Available at Policy purchase only.
Enhanced Surrender Value Rider	Provides an Enhanced Surrender Value free of a Surrender Charge if you fully surrender your Policy during the first five Policy Years.	Optional	•Available at Policy purchase only.
Supplemental Survivorship Term Insurance Rider (Estate Protection Rider)	Provides term insurance coverage in the amount you select (the “Term Insurance Benefit Amount”) which ends on the fourth anniversary of the Effective Date of the rider.	Optional	•Available at Policy purchase only.
Dollar Cost Averaging
An investment
strategy that divides
up the total amount
to be invested in one
or more sub
accounts over a
specified period of
time. This averages
the purchase cost of
the assets over time
and helps to reduce
the potential impact
of market volatility.
		Optional	•Available 1st policy year only, at Policy purchase. •Cannot move money to Fixed Account or money market. •Automatically moves to Automatic Rebalancing after 1st Policy Anniversary.
No-Lapse Enhancement Rider:  We will automatically issue this rider with your Policy and there is no charge for it. This rider provides you with a limited benefit in the event that your Policy would otherwise lapse. It does not provide any additional death benefit amount or any increase in your policy value and it does not provide any type of market performance guarantee. While this rider is effective, there are certain requirements and limitations that are imposed which may restrict the allocations you may wish to make. These are described in the “Allocation Requirements” section below and the “Appendix B: Current Investment Restrictions for Optional Benefits – No-Lapse Enhancement Rider.” For applications received on or after May 15, 2023, significant investment restrictions apply so long as the rider remains in effect. If you do not wish to be subject to those restrictions, you must terminate the rider, but terminating the rider will cause you to lose that standard benefit. Terminating the benefit will not reduce the charges to which your Policy is subject. The rider’s benefit: The rider consists of the No-Lapse Value provision (the “No-Lapse Value Provision”) and the Reset Account Value provision (the “Reset Account Value Provision”). Under this rider, if the Policy’s Surrender Value is insufficient to cover the Monthly Deductions, your Policy will not lapse as long as either the No-Lapse Value or the Reset Account Value, less any Debt, is greater than zero. If both the No-Lapse Value and the Reset Account Value, less any Debt, are zero or less, this rider will not prevent your Policy from lapsing. The “No-Lapse Value” and “Reset Account Value” are reference values only and are determined as described below using Reference Rates and fees unique to each provision. These Reference Rates and fees are fixed at issue for the life of the Policy and are different from the rates and fees we use to calculate the Accumulation Value of the Policy. How long the protection lasts: The duration of lapse protection provided by this rider will be determined monthly and may vary based on the amount and timing of Net Premium Payments that are paid, interest credited, the amount of any Partial Surrenders, and rates and fees for the rider. Payment of Premiums higher than the Planned Premium and interest credited on Net Premiums will increase the duration of lapse protection. Partial Surrenders and the costs of other riders which have their own charges will reduce the duration of lapse protection. Also, the duration of lapse protection provided by this rider may be impacted by certain factors including: a. Changes in premium timing, frequency or amount, including those Premium Payments paid; i. later than the month following the Planned Premium due date, which may shorten the duration of lapse protection; ii. more than a month earlier than the Planned Premium due date, which may lengthen the duration of the lapse protection; iii. more frequently than your scheduled Premium Payments, which may shorten the duration of lapse protection for the same amount of total Premium paid in a year; iv. less frequently than your scheduled Premium Payments, which may lengthen the duration of lapse protection for the same amount of total Premium paid in a year; v. in lesser amounts than the Planned Premium, which may shorten the duration of lapse protection; and vi. paid in greater amounts than the Planned Premium, which may lengthen the duration of lapse protection. b. Your request(s) to initiate policy changes such as loans, Partial Surrenders, increases in Specified Amount, the addition of Riders, or exercising rider benefits, which may shorten the duration of lapse protection. c. Your request(s) to initiate policy changes such as decreases in Specified Amount or the removal of Riders, which may lengthen the duration of lapse protection. All Premiums received between two Monthly Anniversary Days will be credited as if they had been received as of the prior Monthly Anniversary Day in relation to the actual premium receipt date. This means that the Premium will be treated as having been received before the calculation of the No-Lapse Value Monthly Deduction, Reset Account Value Monthly Deduction and interest crediting. This treatment of effective date of Premiums only applies for the purposes of calculating the No-Lapse Value and the Reset Account Value. All Premiums received in the Policy Month prior to a decrease in the No-Lapse Value Premium Load and the Reset Account Value Premium Load will receive the lower No-Lapse Value Premium Load and the Reset Account Value Premium Load, as shown in the Policy Specifications. To help ensure that any changes you make to your Policy will accomplish your insurance objective, we encourage you to request a personalized policy illustration from your registered representative that shows the impact of such changes to future death benefits, policy values, and the duration of this rider’s lapse protection. Impact on Guaranteed Minimum Death Benefit Options: At the time of application, you will elect a Guaranteed Minimum Death Benefit Option. Once elected, the GMDB Option cannot be changed. The following are the two options: •Option 1: Until the younger Insured’s Attained Age 90, the GMDB will be the Initial Specified Amount less any decreases in the Specified Amount. At the younger Insured’s Attained Age 90, the GMDB will automatically be reduced and set equal to the Initial Specified Amount multiplied by 50%, unless the GMDB at the younger Insured’s Attained Age 90 is below this amount.•Option 2: The Initial Specified Amount less any decreases in the Specified Amount.Impact on Death Benefit Proceeds: If this rider is actively preventing the Policy from Lapse, the death benefit payable will be determined as described below. Otherwise, the death benefit payable will be determined per the Death Benefit Proceeds provision of the Policy. (See section headed “Death Benefits” form more information.) Each provision triggers a different death benefit, which are different from the Death Benefit Proceeds otherwise applicable under the Policy. If the requirements of only one of these provisions are met, the Death Benefit Proceeds payable will be calculated under that provision. If the requirements of both of these provisions are met, the Death Benefit Proceeds payable will be the greater of the Death Benefit Proceeds calculated under each provision. If the second Insured dies while the No-Lapse Provision is maintaining the Policy in force, the Death Benefit Proceeds will be equal to the Guaranteed Minimum Death Benefit plus any Riders or benefits that are payable, less any Debt and Partial Surrenders processed after the second Insured’s date of death. Note: While you cannot request an increase in the GMDB, if the current Specified Amount is decreased below the GMDB, the GMDB will automatically be decreased to an amount equal to the reduced Specified Amount. If the second Insured dies while the Reset Account Value Provision is maintaining the Policy in force, the Death Benefit Proceeds will be equal to the Reset Death Benefit plus any Riders or benefits that are payable, less any Debt and Partial Surrenders after the second Insured’s date of death. The Reset Death Benefit on the Policy Date equals the Initial Specified Amount shown in the Policy Specifications. If the current Specified Amount is decreased below the Reset Death Benefit, the Reset Death Benefit will automatically be decreased to an amount equal to the new reduced Specified Amount. The Reset Death Benefit decrease will become effective on the same date as the decrease in current Specified Amount. You cannot request an increase in the Reset Death Benefit. What happens when the rider’s benefits go into effect: During any time that this rider is preventing the Policy from Lapse, the following will occur as applicable: a.Monthly Deductions will continue to be accumulated, but will not be deducted. The Surrender Value will not be less than zero. Cost of Insurance rates will not be charged on an amount greater than the death benefit at the beginning of the Policy Month. Any Death Benefit Proceeds payable will not be reduced by the accumulated unpaid Monthly Deductions.b.Loan interest will continue to accrue and will be added to the total amount of Debt.If the rider is no longer preventing Lapse, or upon termination of the No-Lapse Enhancement Rider, whichever occurs first, any accumulated unpaid Monthly Deductions will need to be repaid in addition to the amount described in the Grace Period provision in order to keep the Policy in force. Impact on the Policy’s Grace Period: The Grace Period provision of the Policy will begin on the Monthly Anniversary Day on which the No-Lapse Value, less Debt, and the Reset Account Value, less Debt, are less than or equal to zero and the Policy has met the conditions for entering the Grace Period. You will be notified of the pending Lapse as provided under that provision. Allocation Requirements: While this rider is effective, there are certain allocation constraints and investment requirements that are or may be imposed. This means that you may be restricted in your choice of and/or in how much you can invest in certain Sub-Account(s) and/or the Fixed Account. If you do not comply with these requirements, the rider will terminate and, if the rider terminates, the Policy will remain in force only if the Surrender Value is sufficient to cover the Monthly Deductions. You will be notified at least 61 days prior to the date of any change in the Allocation Requirements. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the Rider. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Sub-Account investments. At the time you receive notice of a change to the Allocation Requirements, if you are not in compliance with the new Allocation Requirements, you may: 1. submit your own reallocation instructions for the Accumulation Value, before the date specified in the notice, so that the Allocation Requirements are satisfied; or 2. take no action, which will result in termination of the Rider on the date specified in the notice; or 3. elect to terminate the Rider immediately, without waiting for a termination event. Please note, upon a change in Allocation Requirements, we will not reallocate any of your Policy’s Accumulation Value except pursuant to your instructions in writing or by telephone (if you have previously authorized telephone transfers in writing). Failure to timely reallocate your Policy Accumulation Value in accordance with any new Allocation Requirements will cause your Rider to terminate. Currently, the following allocation constraints apply to all No-Lapse Enhancement Riders, regardless of the date the application was received: a. Automatic Rebalancing will be in effect when the Policy is issued and you must maintain Automatic Rebalancing in order to keep this rider in effect. If you discontinue Automatic Rebalancing after the Policy is issued, this rider will terminate. (Refer to the section headed “Optional Sub-Account Allocation Programs” for more information about Automatic Rebalancing.) b. This rider limits the use of the money market Sub-Account to the following: (a) for the purposes described in the “Right to Examine Period” section of this prospectus; and (b) as an account from which to transfer funds for the Dollar Cost Averaging program as described in the section headed “Optional Sub-Account Allocation Programs”. Please note that any balance remaining in the money market Sub-Account upon termination of Dollar Cost Averaging will need to be transferred to other Sub-Account(s) or the Fixed Account, as specified by you. Use of the money market Sub-Account other than as described above will result in the rider terminating. For applications received on or after May 15, 2023, the following additional investment restrictions apply to keep this Rider in effect. The Sub-Accounts of your Policy are divided into tiers. You can select the percentages of Accumulation Value to allocate to individual Sub-Accounts within the tier and/or to the Fixed Account, but the total allocation percentages must comply with the specified minimum or maximum percentages for that tier. We may change the tier that each Sub-Account is assigned to, the number of tiers, the minimum or maximum percentages of Accumulation Value allowed in each tier, the investment options that are or are not available to you, or the rebalancing frequency at any time in our sole discretion. If we make such a change, you will be notified as described above. Currently, a maximum of 75% of the Accumulation Value can be invested in tier 3 Sub-Accounts. If any of the Accumulation Value is invested in tier 3 Sub-Accounts, a minimum of 25% of the Accumulation Value must be invested in tier 1 Sub-Accounts or the Fixed Account. There are no restrictions or requirements on tier 2 Sub-Accounts. Please refer to “Appendix B: Current Investment Restrictions for Optional Benefits – No-Lapse Enhancement Rider” for the current tier assignments for each of the Sub-Accounts under the Policy. For applications received prior to May 15, 2023, we do not currently impose additional investment restrictions. However, we may establish additional investment restrictions in the future. Any future investment restrictions may be in the form of one or both of the following: i. a maximum percentage of the Policy’s Accumulation Value to be permitted in certain Sub-Accounts, particularly those with higher than average volatility, or the Fixed Account; or ii. a minimum percentage of the Policy’s Accumulation Value to be required in certain Sub-Accounts, particularly those with lower than average volatility (please review the “Sub-Accounts and Funds” section of this prospectus).If we impose such additional investment restrictions you will be notified as described above. How we determine the No-Lapse Value: The No-Lapse Value is a reference value only (and it may become less than zero). It is not used in determining the Accumulation Value or death benefit provided by the Policy. The No-Lapse Value on the Policy Date will be the initial Premium received, plus the No-Lapse Value Premium Credit as shown in the Policy Specifications, less the No-Lapse Monthly Deduction for the first Policy Month. On each Monthly Anniversary Day, the No-Lapse Value is calculated taking into account the following: 1.The No-Lapse Value on the preceding Monthly Anniversary Day;2.Premiums received since the preceding Monthly Anniversary Day (either adding the amount of the No-Lapse Value Premium Credit or subtracting the amount of the No-Lapse Value Premium Load based on Policy Years as shown in the Policy Specifications);3.Partial Surrenders (i.e. withdrawals) since the preceding Monthly Anniversary Day;4.Accumulated No-Lapse Value Credited Interest (interest credited to the No-Lapse Value daily) calculated using the interest rates shown in the table of No-Lapse Value Credited Interest rates shown in the Policy Specifications;5.The No-Lapse Value Monthly Deduction described below for the Policy Month following the Monthly Anniversary Day; and6.The Surrender Charge, if any, as determined from the Table of Surrender Charges shown in the Policy Specifications for any decrease in Specified Amount on the Monthly Anniversary Day.The Guaranteed Minimum Death Benefit (“GMDB”) is determined by the GMDB Option that you elected and is shown in the Policy Specifications. If the current Specified Amount is decreased below the GMDB, the GMDB will automatically be decreased to an amount equal to the reduced Specified Amount. The GMDB decrease will become effective on the same date as the decrease in the current Specified Amount. You cannot request an increase in the GMDB. Please see the “Death Benefit Options” section for more information. How we determine the No-Lapse Value Monthly Deduction and the No-Lapse Value Cost of Insurance: The No-Lapse Value Monthly Deduction for a Policy Month equals the sum of the No-Lapse Value Cost of Insurance as described below, the cost of any additional benefits provided by other rider(s) for the Policy Month and the No-Lapse Value Monthly Policy Fee, and after deducting the No-Lapse Monthly Administrative Fee as shown in the Policy Specifications. The No-Lapse Value Cost of Insurance will be the result of (1) minus (2), multiplied by (3), and divided by 1,000, where: (1)is the No-Lapse Death Benefit Value described below at the beginning of the Policy Month, divided by the Net Amount at Risk Discount Factor shown in the Policy Specifications;(2)is the larger of:i. the No-Lapse Value at the beginning of the Policy Month after the deduction of the No-Lapse Value Monthly Policy Fee and after the deduction of the No-Lapse Value Monthly Administrative Fee but prior to the deduction for the monthly No-Lapse Value Cost of Insurance; or ii. zero if the No-Lapse Value is less than zero. (3)is the applicable No-Lapse Factor described in the Policy Specifications. The No-Lapse Factor may be modified by the Table of Funding Level Threshold Percentages and resulting reduction factor, if applicable, as described in the Policy Specifications.The Funding Level, mentioned above, is measured by dividing the No-Lapse Value on the Monthly Anniversary Day by the current Guaranteed Minimum Death Benefit. The Funding Level is used in the Table of Funding Level Threshold Percentages shown in the Policy Specifications to determine if the No-Lapse Factor will be modified by a reduction factor. The No-Lapse Factor is used to calculate the No-Lapse Cost of Insurance. How we calculate the No-Lapse Death Benefit Value: The No-Lapse Death Benefit Value is equal to the Guaranteed Minimum Death Benefit plus the amount of any increases in the Specified Amount. The No-Lapse Death Benefit Value is used only to determine the monthly No-Lapse Value Cost of Insurance; it is not used to determine the death benefit provided by the Policy or this Rider. How we determine the Reset Account Value: The Reset Account Value is a reference value (which may become less than zero) and is not used in determining the Accumulation Value or death benefit provided by the Policy. The Reset Account Value on the Policy Date will be the initial Premium received, less the Reset Account Premium Load, as shown in the Policy Specifications, and less the Reset Account Monthly Deduction for the first Policy Month: On each Monthly Anniversary Day, the Reset Account Value is calculated taking into account the following: 1.the Reset Account Value on the preceding Monthly Anniversary Day;2.Premiums received since the preceding Monthly Anniversary Day, subtracting the amount of the Reset Account Value Premium Load;3.Partial Surrenders (i.e. withdrawals) since the preceding Monthly Anniversary Day;4.Accumulated Reset Account Value Credited Interest (interest credited to the Reset Account Value daily) calculated using the Reset Account Value Credited Interest rate shown in the Policy Specifications;5.The Reset Account Value Monthly Deduction described below for the Policy Month following the Monthly Anniversary Day; and6.the Surrender Charge, if any, as determined from the Table of Surrender Charges shown in the Policy Specifications for any decrease in Specified Amount on the Monthly Anniversary Day.On each Policy Anniversary, the Reset Account Value may increase to reflect positive investment performance. If the Reset Account Value on that Policy Anniversary is less than the Accumulation Value on that same Policy Anniversary, the Reset Account Value will be reset to equal the Accumulation Value. How we determine the Reset Account Monthly Deduction and the Reset Account Cost of Insurance: The Reset Account Monthly Deduction for a Policy Month equals the sum of the Reset Account Value Cost of Insurance as described below the cost of any additional benefits provided by other rider(s) for the Policy Month and the Reset Account Monthly Administrative Fee shown in the Policy Specifications. The Reset Account Value Cost of Insurance will be the result of (1) minus (2), multiplied by (3), and divided by 1,000, where: (1)is the Reset Account Death Benefit Value at the beginning of the Policy Month, divided by the Net Amount at Risk Discount Factor shown in the Policy Specifications;(2)is the Reset Account Value at the beginning of the Policy Month after the deduction of the Reset Account Value Monthly Administrative Fee but prior to the deduction for the monthly Reset Account Value Cost of Insurance, or zero if the Reset Account Value is less than zero, and(3)is the Reset Factor as described in the Policy Specifications.How we calculate the Reset Account Death Benefit Value: The Reset Account Death Benefit Value equal to the Reset Death Benefit plus the amount of any increases in Specified Amount. The Reset Account Death Benefit Value is used only to determine the monthly Reset Account Value Cost of Insurance; it is not used to determine the death benefit provided by the Policy or this Rider. When will the rider terminate: The rider and all rights provided under it will terminate automatically on the first of the following to occur: 1.the younger Insured reaches age 121;2.the surrender or other termination of the Policy;3.you request to terminate Automatic Rebalancing;4.you use the money market Sub-Account other than as described in the Allocation Requirement above; or5.an allocation restriction, described in the “Allocation Requirements” section above and the “Appendix B: Current Investment Restrictions for Optional Benefits – No-Lapse Enhancement Rider” section below is imposed and you do not take corrective action within 61 days after the date of mailing of the notice that your allocations do not comply.If this rider terminates due to item (1) above, coverage will continue as described in the Continuation of Coverage section of this prospectus, and the Death Benefit Proceeds available under this rider will continue to apply. If this rider terminates due to items (3), (4) or (5) above it can result in the need to repay unpaid Monthly Deductions in order to keep your Policy In Force and this rider cannot be reinstated. You should consider your options carefully when choosing to terminate this rider under one of these conditions. If the Policy terminates and is reinstated, the rider will likewise be reinstated unless the rider had terminated before the Policy terminated.Overloan Protection Rider.  If this rider is issued with your Policy, you meet the requirements as described in the rider (see below) and you choose to take advantage of the benefit it provides, your Policy will not lapse solely based on Debt exceeding the Surrender Value. It is a limited benefit, in that it does not provide any additional death benefit or any increase in Accumulation Value. Also, it does not provide any type of market performance guarantee. We will automatically issue this rider with your Policy if the death benefit qualification test chosen is the Guideline Premium Test. This rider is not available if you have chosen the Cash Value Accumulation Test as the basis for the Policy qualifying as life insurance under federal tax law and the benefit is not available to you if the Policy is a Modified Endowment Contract. While there is no charge for adding this rider to your Policy, if you choose to exercise this benefit, there is a one-time charge shown in the Policy Specifications. (See the “Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses” table and Policy Charges and Fees section of this prospectus.) In addition to the conditions mentioned above the following must be met at the time the benefit is exercised: (1)Policy Debt is larger than the Specified Amount; and(2)The Policy has been in force for a minimum number of Policy Years (“Minimum Policy Years in Force”) as shown in the Policy Specifications; and(3)At least one of the Insureds identified in the Policy Specifications has attained the age shown as “Minimum Attained Age” in the Policy Specifications; and(4)The Policy’s Accumulation Value less Debt must be enough to cover the charge as shown in the Policy Specifications; and(5)The ratio of Debt to the Policy’s Accumulation Value must be between the Minimum and Maximum Value Threshold Percentages shown in the Policy Specifications; and(6)Both the guideline single premium and the guideline level premiums calculated under the Guideline Premium Test must be greater than zero (see the “Death Benefit Qualification Test” section of this prospectus) (unless the youngest Insured has attained or would have attained at least age 100) Once you exercise the benefit, the following changes will be made to your Policy: a. We will no longer allow Premium Payments, Partial Surrenders, or changes to the Specified Amount; b. All other riders will be terminated; c. No additional Monthly Deductions will be taken; d. The Separate Account Value (also referred to the “Variable Account Value” in the rider), if any, will be transferred to the Fixed Account. (This transfer will not be subject to any limitations that may otherwise be in effect and will not be assessed a charge. Also, no further transfers will be allowed, and Automatic Rebalancing will end); and e. The Policy will become paid-up insurance (i.e. no further payments will be required) and the death benefit will be determined as provided by the Policy but will be no less than the greater of the following amounts, less Debt: (i) Debt plus $10,000; or (ii) An amount determined by us equal to the amount required to qualify the Policy as life insurance under the Internal Revenue Code. You should consult with a qualified tax advisor before exercising this rider, as there may be tax consequences in the event you fail to meet eligibility for this rider. Also, we will provide you with notice the first time your Policy meets all the conditions and requirements noted above. We strongly recommend that you carefully monitor the performance of your Policy by annually reviewing a projection of the Policy’s benefits and values (an “illustration”) in order to improve your opportunity of meeting the requirements and conditions of the rider.Premium Reserve Rider: We will automatically issue this rider with your Policy in states where it is available. The rider allows you to pay Premiums in addition to those you plan to pay for your Policy and to have such amounts accumulate in the same manner as if they had been allocated to your Policy without, as detailed in the rider, being subject to all charges and expenses of your Policy. For example, this rider can be used to fund future Premium Payments if needed while retaining the flexibility to withdraw such funds from the rider without reducing the Policy’s Specified Amount (or being subject to Surrender Charges) in the event the funds are not needed due to favorable investment performance. Premiums allocated to the Premium Reserve Rider do not increase the Policy’s Accumulation Value and, therefore, will not decrease the Net Amount at Risk. Since the Net Amount at Risk will not be reduced, current Cost of Insurance Charges will not be reduced. However, the Policy’s death benefit will be increased by the Premium Reserve Rider Accumulation Value less Debt. The Premium Reserve Rider Accumulation Value is the sum of the (i) values of Sub-Accounts created for the rider which, but for having been created specifically for the rider, are in all other respects identical to the Sub-Accounts (the “Premium Reserve Rider Sub-Accounts”), and (ii) values held in the portion of the Fixed Account created specifically for the rider (the “Premium Reserve Rider Fixed Account”). A Premium Load of 10% in Policy Years 1 – 20, and 6% in Policy Years 21 and beyond (known as the Premium Reserve Rider Premium Load) will be deducted from each amount allocated to this rider. We reserve the right to change this charge but guarantee it will not exceed the maximum rates as shown in the “Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses” table of this prospectus. Net Premium Reserve Rider Premiums will be allocated to the Premium Reserve Rider Sub-Accounts and/or the Premium Reserve Rider Fixed Account using the same Premium allocation instruction that you have provided to us for allocating Premiums which you direct to your Policy. Calculations of the values of the Premium Reserve Rider Sub-Accounts apply the same monthly Mortality and Expense Risk Charge as would have been deducted if the Premiums had been allocated to your Policy; however, the Monthly Deductions for your Policy, which include charges for the cost of insurance and the Administrative Fee, and charges for riders to your Policy other than this rider will not be reflected. You may request us to transfer all or part of the Premium Reserve Rider’s Accumulation Value to your Policy at any time. No other policy charges or fees will be deducted from the amount allocated to the Premium Reserve Rider. In addition, after Policy Year 10, subject to certain limitations (which relate to meeting the requirement that sufficient value remains to maintain the duration of lapse protection provided under the No-Lapse Enhancement Rider until the second Insured reaches age 121 – see section headed “No-Lapse Enhancement Rider”), you may request transfers from the Policy’s Sub-Accounts and Fixed Account to the Premium Reserve Rider for allocation to the Premium Reserve Rider's Sub-Accounts and Fixed Account. Transfers between the Policy and the rider will not be counted against the number of free transfers permitted by the Policy. The rider provides for the automatic transfer of the entire Accumulation Value of the rider to the Policy in the event: 1)the Surrender Value under your Policy is insufficient to maintain your Policy in force and the No-Lapse Enhancement Rider described above is not at the time preventing your Policy from lapsing; and2)you do not pay at least the amount set forth in the Grace Notice and your payment is not received by us before the end of the Grace Period.If the Premium Reserve Rider Surrender Value on the day the Grace Period ends is insufficient to meet the amount then due, your Policy will lapse without value. If this rider is in force at the time you request a loan on or Partial Surrender of your Policy, any such loan or Partial Surrender will be made first from any Premium Reserve Rider Accumulation Value and when the Premium Reserve Rider Accumulation Value is reduced to zero, then from the Accumulation Value of your Policy. Loan interest will be charged and credited to any Premium Reserve Rider loans on the same basis as the Policy. Please refer to the section headed “Policy Loans” for a more detailed discussion of Policy Loans, including interest charged on Policy Loans. In the event of the death of the second Insured while the rider is in force, any Premium Reserve Rider Accumulation Value less Debt on the date of death will be added to the death benefit. If the death benefit is paid pursuant to the No-Lapse Enhancement Rider, the Premium Reserve Rider Accumulation Value less Debt will be added to the death benefit payable under that rider. The Premium Reserve Rider will terminate at the earlier of the date your Policy terminates; the date the entire Premium Reserve Rider Accumulation Value is automatically transferred to your Policy to maintain your Policy in force; or your written request to terminate the rider is received. Once terminated, the rider may not be reinstated, and no further Premium Payments may be allocated to it. Finally, the amount of Premiums you may pay, whether you direct them to your Policy or to your Premium Reserve Rider, are subject to limits which are discussed in the Tax Issues section of the prospectus. As with your Policy, you bear the risk that the investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated. Adverse investment results will impact the Accumulation Value of the rider and, therefore, the amount of rider Accumulation Value which may be available to prevent your Policy from lapsing or for providing policy benefits. The Premium Reserve Rider, as discussed above, can help provide additional protection against lapse of your Policy. The Premium Reserve Rider Accumulation Value generated by the additional Premiums you pay to the rider may be transferred to the Policy either through (i) your voluntarily requesting us to transfer available Premium Reserve Rider Accumulation Value to the Policy in the amount needed to prevent lapse (because, for example, you do not have the funds outside of the Policy to make the Premium Payment required to keep the Policy in force), or (ii) the rider’s provision for automatically transferring all available Premium Reserve Rider Accumulation Value to the Policy should those values be needed to prevent lapse of the Policy (because, for example, the payment you do make either is less than the amount requested or is not received by the time set by the terms of the Policy). However, as noted above, if such values are transferred pursuant to the Premium Reserve Rider’s automatic transfer provision, the Premium Reserve Rider will terminate, and the Owner will permanently lose the ability to allocate any future Premium Payments to the rider. As a hypothetical example of how the Premium Reserve Rider might help prevent lapse of your Policy, assume that you have had your Policy for 11 years and that you have allocated additional Premiums to the rider so that your Premium Reserve Rider Accumulation Value at the end of Policy Year 11 is $25,000. Further assume that the No-Lapse Enhancement Rider is no longer preventing your Policy from lapsing, that the Premium required to maintain your Policy in force that is due at the beginning of Policy Year 12 is $15,000, and that you have decided that you wish to minimize your current cash outlays. If you do not pay the $15,000 Premium, you will receive a Grace Notice which will tell you that you need to make a Premium Payment of $15,000 to your Policy. If you wish, you could request (before the end of the Grace Period) that we transfer $15,000 of the Premium Reserve Rider Accumulation Value to the Policy. If you do not so request, we will automatically transfer the entire Premium Reserve Rider Accumulation Value of $25,000 to the Policy (and your Premium Reserve Rider will terminate). In this example, the transfer of $15,000 from your Premium Reserve Rider Accumulation Value to your Policy will avoid lapse of the Policy. As a further hypothetical example, again assume that you have had your Policy for 11 years but that you have allocated fewer additional Premiums to the rider so that your Premium Reserve Rider Accumulation Value is $10,000. Continuing the assumption that the No-Lapse Enhancement Rider is no longer preventing your Policy from lapsing, that the Premium required to maintain your Policy in force that is due at the beginning of Policy Year 12 is $15,000, and that you wish to minimize your current cash outlays, your Premium Reserve Rider Accumulation Value would provide (either by transfer at your specific request or through automatic transfer) $10,000 towards the Premium due. But in this example, you would have to then pay the balance of the Premium due, that is $5,000, to us from your savings or from another source outside of the Policy to avoid lapse of your Policy. You should discuss with your registered representative the needs which purchasing the Policy will meet, including the need to provide to beneficiaries a guaranteed death benefit which does not depend upon growth of the Policy’s Accumulation Value. Policy illustrations, which the registered representative can prepare, will help determine the amount of Premiums which should be allocated to paying the costs of the Policy for the death benefit you need. Once that need for a guaranteed death benefit is met and Premium requirements determined, the Owner then could consider whether to allocate additional funds to the rider. You should carefully weigh the balance between allocating Premiums to the Policy and Premiums to the rider. Premiums allocated to the Premium Reserve Rider may be withdrawn without reducing the Specified Amount (which might be the case if those Premiums had been allocated to the Policy). In addition, Premiums allocated to the rider are charged with the Premium Reserve Rider Premium Load as detailed above. Premiums allocated to the rider become part of the Premium Reserve Rider Accumulation Value and that value (less any Debt) would be paid upon the death of the second Insured in addition to the death benefit paid. However, Premiums allocated to the rider do not increase the Policy’s Accumulation Value and, therefore, would not reduce the Cost of Insurance Charges. An illustration can show the impact that paying a higher level of Premiums would have on the Policy’s cost of insurance: that is as Accumulation Values in the Policy increase (through positive investment results and/or allocating more Premiums to the Policy), the Net Amount at Risk (that is, the difference between the death benefit and the Accumulation Value) will decrease, thereby decreasing the Cost of Insurance Charges. Decreasing policy charges increases the amount of the Policy’s Accumulation Value available for allocation to the Sub-Accounts, and thereby increases the amount available for investment, subject to your tolerance for risk. Your registered representative can prepare illustrations which would reflect the potential impact that different allocations of Premium between the Policy and the Premium Reserve Rider might have, as well as illustrate the impact rates of return selected by you might have on the Policy’s benefits and the rider’s Accumulation Value.Bonus Rider:  You must apply for this rider at the time you apply for your Policy. The rider can provide a Bonus Rider Benefit Amount if the Bonus Rider Conditions are met. The Bonus Rider Benefit Amount uses the change in value of the S&P 500 Index to calculate a credit that will be applied to the Separate Account Value or Fixed Account Value, subject to the change in the value of the Index and certain factors as shown in your Policy Specifications. The current Index that is being used to calculate the Bonus Rider is the S&P 500 Index. If an Index is discontinued, or if an Index calculation changes substantially, we will select an alternative Index and you will be provided with a supplement to your prospectus in the event that such a change is made. The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by The Lincoln National Life Insurance Company. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Lincoln National Life Insurance Company’s product is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index. The rider’s benefits: Subject to the Bonus Rider Conditions described below, and following the Policy’s Right to Examine Period, beginning on the Initial Bonus Option Start Date (the 15th day of the calendar month or the next business day, if this day coincides with a weekend, customary holiday, or a date in which the New York Stock Exchange is closed) and each Bonus Option Start Date (the 15th of each subsequent calendar month following the Initial Bonus Option Start Date) that this Rider is active, this Rider subtracts a portion of the Separate Account Value (the “Bonus Rider Charge”) and creates an Open Bonus Option. The new Open Bonus Option will credit a Bonus Rider Benefit Amount, if any, to the Accumulation Value on its Bonus Option Maturity Date. If this Rider is inactive, a monthly Bonus Rider Charge will not be subtracted from the Separate Account Value and Bonus Options will not be opened on subsequent Bonus Option Start Dates. Each calendar month this Rider is in force, you can elect to have this Rider be active or inactive. We must receive your election no later than two business days prior to a Bonus Option Start Date. If we receive your election to make this Rider active one business day prior to, or on a Bonus Option Start Date the activation will be delayed until the next available Monthly Bonus Option Date. If we receive your Election to make this Rider inactive one business day prior to, or on a Monthly Bonus Option Date the deactivation will be delayed until the next available Monthly Bonus Option Date. Each Bonus Option has a Bonus Option Duration which is the length of time it takes for a Bonus Option to mature. The Bonus Option Duration is shown in the Policy Specifications. Bonus Rider conditions: In order for a Bonus Option to be started, the following conditions must be met on the Initial Bonus Option Start Date and each Bonus Option Start Date: a. The Policy must be in force; b. The Bonus Rider must be active; c. The Policy must have Separate Account Value; d. The Policy is not in a Grace Period; and e. At least one Insured is living. In order for you to receive a Bonus Rider Benefit Amount, the following conditions must be met on a Bonus Option Maturity Date: a. The Policy must be in force; and b. At least one Insured is living. Any Bonus Rider Benefit Amount will be applied as explained in the ”Payment of Bonus Rider Benefit Amount” provision below. How we calculate the Bonus Rider Benefit Amount: One business day prior to the Initial Bonus Option Start Date and one business day prior to each subsequent Bonus Option Start Date that the Bonus Rider Conditions are met a monthly Bonus Rider Charge will be subtracted from the Separate Account Value. The Bonus Rider Charge will be subtracted from any Sub-Account(s) in the same proportion as the balances invested in the total of such Sub-Account(s) as of the Bonus Option Date. The Bonus Rider Charge is determined as follows: a. the monthly Bonus Rider Charge Rate shown in the Policy Specifications; b. multiplied by the Separate Account Value on the Bonus Option Start Date. The Bonus Rider Charge will not be subtracted from the Policy’s Fixed Account; it will only be subtracted from the Separate Account Value. If any No-Lapse Enhancement Rider is attached to the Policy and In Force, the No-Lapse Value Premium Load used to calculate the No-Lapse Value will be increased due to the presence of the Bonus Rider at issue. The No-Lapse Value Premium Load will not be increased after the Policy is issued or decreased if the Bonus Rider is terminated. The No-Lapse Value Premium Load is used in calculating the No-Lapse value, which is separate and distinct from the Bonus Rider Charge taken from the Separate Account Value. Impact on Death Benefit Proceeds: If your Policy has Separate Account Value on a Bonus Option Maturity Date, any Bonus Rider Benefit Amount will be applied to the Sub-Account(s) in the same proportion as the balances invested in the total of such account(s) as of the Bonus Option Maturity Date. If your Policy does not have Separate Account Value on a Bonus Option Maturity Date, any Bonus Rider Benefit Amount will be applied to the Fixed Account. Impact on the Policy’s Grace Period: If the Policy is in a Grace Period and this Rider is active, Bonus Options will not be started. However, if the Policy is in a Grace Period on a Bonus Option Maturity Date, any Bonus Rider Benefit Amount will be applied to the Accumulation. Impact of Policy Surrender: If you request a Full Surrender of your Policy with any Bonus Option(s) that have not reached their Bonus Option Maturity Date(s), you will not receive any Bonus Rider Benefit Amount(s) for those Bonus Option(s). Impact of Death: If the second Insured’s death occurred with any Bonus Option(s) that have not reached their Bonus Option Maturity Date(s), you will not receive any Bonus Rider Benefit Amount(s) for those Bonus Option(s). Reinstatement of this Rider: If the Policy terminates and is reinstated following Lapse, this Rider will be permanently inactive. Upon reinstatement, you will not receive any Bonus Rider Benefit Amount(s) for any Bonus Options that reached their Bonus Option Maturity Date(s) while the Policy was terminated. If this Rider is reinstated with any Bonus Option(s) that have not reached their Bonus Option Maturity Date(s) the crediting of any Bonus Rider Benefit Amount(s) will be applied to the Accumulation Value. When will this Rider terminate: This Rider and all rights under it will terminate upon the earliest of the following: a. The termination or lapse of the Policy; or b. The Policy Anniversary immediately prior to the younger Insured’s Attained Age 121.Enhanced Surrender Value Rider.  If desired, you must select this rider when you initially apply for insurance. The rider provides an enhanced Surrender Value without imposition of a Surrender Charge if you fully surrender your Policy during the first five Policy Years (the “Enhanced Surrender Value Period”). This rider does not provide for enhanced Surrender Value for Partial Surrenders, loans, or in connection with the exchange of this Policy for any other policy. This rider will terminate at the earliest of the Full Surrender of the Policy for the benefit provided by this rider; the end of the fifth Policy Year; lapse of the Policy; or exchange, replacement, or any termination of the Policy. In Policy Years 2-5, there will be a monthly charge per $1,000 of Initial Specified Amount for this rider. If the Policy is fully surrendered at any time during the Enhanced Surrender Value Period, the Surrender Value payable on the date your Policy is surrendered will equal: 1)the Policy's Accumulation Value; minus2)Debt.The following example demonstrates hypothetical Accumulation Values and Surrender Values with and without the Enhanced Surrender Value Rider during the first five Policy Years of the Policy described below: Sample Policy •Insured: Male and Female - Both Standard Non-tobacco, age 55•Specified Amount: $1,000,000•Planned annual Premium Payment: $10,500 for 50 years•No Debt•Assumed Investment Return: 8% gross (7.49% net)*
End of Year	Accumulation Value Without ESV Rider	Surrender Value Without ESV Rider	Accumulation Value With ESV Rider	Surrender Value With ESV Rider
1	$7,883	$0	$7,860	$7,860
2	$16,250	$0	$15,407	$15,407
3	$25,127	$0	$23,389	$23,389
4	$34,537	$0	$31,825	$31,825
5	$44,504	$10,034	$40,731	$40,731
*The Assumed Investment Return shown is illustrative only. Your investment return may be higher or lower than the rate used to create this table. The table is intended to illustrate the effect(s) of the application of the ESV Rider on policy values and is not intended to imply that a purchaser can expect to achieve the values shown.Supplemental Survivorship Term Insurance Rider (Estate Protection Rider). If desired, you must select this rider when you initially apply for insurance. The rider provides term insurance coverage in the amount you select (the “Term Insurance Benefit Amount”) which ends on the fourth anniversary of the Effective Date of the rider. Upon death of the second Insured, we will pay the Term Insurance Benefit Amount in addition to the Death Benefit Proceeds. There is a monthly Cost of Insurance Charge for this coverage during Policy Years 1-4. This rider uses the same cost of insurance rates as the base Policy and is a charge per $1,000 of death benefit as provided by this rider. This rider terminates on the earliest of: 1)the date you request termination of the rider;2)when your Policy lapses;3)when your Policy is fully surrendered;4)on the fourth anniversary of the Effective Date of the rider; or5)the second death.If your Policy is reinstated, this rider will likewise be reinstated. However, sufficient Premium must be paid to cover the Monthly Deduction including monthly rider costs.Optional Sub-Account Allocation Programs You may elect to participate in Dollar Cost Averaging or Automatic Rebalancing as described on an allocation form provided by us. There is currently no charge for these programs. You may participate in only one program at any time. Dollar Cost Averaging systematically transfers amounts during the first Policy Year from the money market Sub-Account or the Fixed Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly basis. These transfers do not count against the free transfers available. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market. If Dollar Cost Averaging is desired, it must be elected at issue. Dollar Cost Averaging terminates automatically: 1)if the value in the money market Sub-Account or the Fixed Account is insufficient to complete the next transfer;2)7 calendar days after our Administrative Office receives a request for termination in writing or by telephone, with adequate authentication;3)on the first Policy Anniversary; or4)if your Policy is surrendered or otherwise terminates.From time to time, we may offer special interest rate programs for Dollar Cost Averaging. Please consult your registered representative to determine the current availability and terms of these programs. We reserve the right to modify, suspend or terminate a Dollar Cost Averaging program. Any changes will not affect Owners currently participating in the Dollar Cost Averaging program. Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to the Fixed Account and each Sub-Account. The pre-determined level is the allocation initially selected on the allocation form provided by us, until changed by the Owner. Your Policy will be issued with Automatic Rebalancing. When Automatic Rebalancing is in effect, all Net Premium Payments allocated to the Sub-Accounts and Fixed Account will be subject to Automatic Rebalancing. Transfers among the Sub-Accounts and the Fixed Account as a result of Automatic Rebalancing do not count against the number of free transfers available. Automatic Rebalancing provides a method for reestablishing fixed proportions among your allocations to your Sub-Accounts and Fixed Account on a systematic basis. Automatic Rebalancing helps to maintain your allocation among market segments, although it entails reducing your policy values allocated to the better performing segments. Therefore, you should carefully consider market conditions and the investment objectives of each Sub-Account and Underlying Fund at the time you make your Premium Payment allocations which will also be used for Automatic Rebalancing. Automatic Rebalancing is available only on a quarterly basis. Automatic Rebalancing may be terminated, or the allocation may be changed at any time, by contacting our Administrative Office. Terminating Automatic Rebalancing will terminate the No-Lapse Enhancement Rider attached to your Policy. Refer to the “Riders” section of this prospectus for more information.Please note that maintaining Automatic Rebalancing on a quarterly basis and complying with the allocation requirements described above in the “No-Lapse Enhancement Rider” section under “Allocation Requirements” section and below in the “Appendix B: Current Investment Restrictions for Optional Benefits - No-Lapse Enhancement Rider” are required to keep the No-Lapse Enhancement Rider in force.
Item 18. Portfolio Companies (N-6) [Text Block]	APPENDIX A: FUNDS AVAILABLE UNDER THE POLICY The following is a list of Underlying Funds currently available under the Policy. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Please see Appendix B: Current Investment Restrictions for Optional Benefits - No-Lapse Enhancement Rider. More information about the Underlying Funds is available in the Fund’s prospectus, which may be amended from time to time and found online at www.lfg.com/VULprospectus. You can also request this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com. The current expenses and performance information below reflects fees and expenses of the fund, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class A (formerly AB VPS Small/ Mid Cap Value Portfolio)	0.80%	-15.63%	3.88%	9.33%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class A	0.90%[2]	-26.98%	7.99%	10.27%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	American Century VP Balanced Fund - Class I	0.83%[2]	-17.27%	4.43%	6.64%
Long-term growth of capital.	American Funds Global Growth Fund - Class 2	0.66%[2]	-24.74%	7.06%	10.15%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 2	0.91%[2]	-29.55%	2.79%	6.84%
Growth of capital.	American Funds Growth Fund - Class 2	0.59%	-29.94%	11.14%	13.64%
Long-term growth of capital and income.	American Funds Growth- Income Fund - Class 2	0.53%	-16.49%	7.83%	11.54%
Long-term growth of capital.	American Funds International Fund - Class 2	0.78%	-20.79%	-1.03%	3.92%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.83%	-25.31%	5.22%	9.22%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital appreciation.	Delaware VIP® Emerging Markets Series - Standard Class[3]	1.18%[2]	-27.58%	-1.90%	2.34%
Capital Appreciation.	Delaware VIP® Small Cap Value Series - Standard Class[3]	0.78%	-12.09%	4.35%	9.21%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A	0.83%	-7.42%	2.83%	2.44%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class	0.70%	-26.38%	8.55%	11.31%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class	0.71%	-24.52%	12.31%	14.69%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class	0.71%	-14.85%	5.84%	9.85%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 1	0.46%	-5.24%	4.56%	5.78%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 1	0.69%	-7.15%	3.42%	7.00%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series I Shares	0.91%	-18.31%	1.51%	4.41%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class	1.15%[2]	-25.83%	9.12%	11.26%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class	0.73%[2]	-15.38%	N/A	N/A
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	0.41%[2]	-16.52%	1.90%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class	0.55%	-4.70%	2.20%	0.80%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class (formerly LVIP BlackRock Global Real Estate Fund)	0.81%[2]	-28.64%	0.45%	2.92%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	0.39%[2]	-16.51%	2.73%	N/A
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Delaware Bond Fund - Standard Class[3]	0.37%	-13.70%	0.17%	1.17%
Total return.	LVIP Delaware Diversified Floating Rate Fund - Standard Class[3]	0.63%[2]	0.10%	1.33%	1.21%
Maximum long-term total return consistent with reasonable risk.	LVIP Delaware Diversified Income Fund - Standard Class[3]	0.54%[2]	-13.86%	0.41%	1.35%
Maximum total return, consistent with reasonable risk.	LVIP Delaware Limited- Term Diversified Income Fund - Standard Class[3]	0.53%[2]	-4.12%	0.94%	1.03%
To maximize long-term capital appreciation.	LVIP Delaware Mid Cap Value Fund - Standard Class[3]	0.42%	-8.87%	6.08%	10.64%
Long-term capital appreciation.	LVIP Delaware SMID Cap Core Fund - Standard Class[3]	0.80%[2]	-13.73%	6.10%	10.48%
To maximize long-term capital appreciation.	LVIP Delaware Social Awareness Fund - Standard Class[3]	0.44%	-19.71%	8.88%	11.78%
Long-term capital appreciation.	LVIP Delaware U.S. Growth Fund - Standard Class[3]	0.73%	-27.66%	8.73%	11.47%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Delaware U.S. REIT Fund - Standard Class[3] (formerly LVIP Delaware REIT Fund)	0.83%[2]	-25.30%	2.41%	5.21%
Long-term capital appreciation.	LVIP Delaware Value Fund - Standard Class[3]	0.69%[2]	-3.27%	6.77%	10.64%
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Standard Class	0.62%[2]	-13.42%	0.86%	N/A
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	0.39%[2]	-15.25%	8.70%	11.99%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	0.49%	-13.91%	8.11%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class (formerly LVIP SSGA Emerging Markets 100 Fund)	0.46%[2]	-11.83%	-1.46%	0.34%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class (formerly LVIP SSGA Developed International 150 Fund)	0.40%[2]	-7.02%	-0.26%	4.52%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class (formerly LVIP SSGA Large Cap 100 Fund)	0.36%[2]	-9.97%	6.71%	11.68%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class (formerly LVIP SSGA Small-Mid Cap 200 Fund)	0.39%[2]	-12.45%	5.16%	8.80%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	0.76%[2]	-15.40%	1.39%	3.52%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class	0.75%[2]	-18.68%	1.05%	3.74%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	0.74%[2]	-17.38%	1.11%	3.56%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class	0.41%	1.31%	0.95%	0.53%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class	0.67%[2]	-10.23%	2.05%	3.49%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class	0.79%[2]	-14.28%	5.03%	6.47%
Capital Appreciation.	LVIP MFS Value Fund - Standard Class	0.62%[2]	-6.07%	7.38%	11.09%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class (formerly LVIP Global Income Fund)	0.64%[2]	-15.13%	-1.32%	-0.42%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class	0.76%[2]	-10.76%	-0.25%	3.60%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class	0.37%[2]	-13.44%	-0.32%	0.70%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Standard Class	0.51%[2]	-14.75%	2.25%	3.71%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class	0.37%[2]	-14.32%	1.49%	4.32%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Standard Class	0.50%	-15.41%	3.33%	5.23%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	0.50%	-15.88%	3.48%	5.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4]	0.23%	-18.31%	9.15%	12.29%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class	0.38%[2]	-20.78%	3.69%	8.56%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Standard Class (formerly LVIP SSGA Conservative Structured Allocation Fund)	0.60%	-13.30%	1.98%	3.67%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Standard Class (formerly LVIP SSGA Moderate Structured Allocation Fund)	0.57%	-13.15%	2.99%	5.20%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class (formerly LVIP SSGA Moderately Aggressive Structured Allocation Fund)	0.58%	-13.13%	3.07%	5.62%
Long-term capital growth.	LVIP T. Rowe Price Growth Stock Fund - Standard Class	0.67%[2]	-40.72%	4.78%	11.10%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	0.73%[2]	-24.52%	8.55%	12.00%
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	0.77%[2]	-20.13%	2.24%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class	0.36%	-13.37%	-0.61%	0.40%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class	0.32%[2]	-18.74%	8.68%	11.55%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class	0.34%[2]	-16.62%	0.83%	3.95%
Capital growth.	LVIP Wellington Capital Growth Fund - Standard Class	0.69%[2]	-33.33%	9.86%	13.69%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Standard Class	0.79%[2]	-10.00%	5.56%	9.17%
Capital Appreciation.	MFS® VIT Growth Series - Initial Class	0.74%[2]	-31.63%	9.57%	13.05%
Total return.	MFS® VIT Total Return Series - Initial Class	0.61%[2]	-9.58%	5.18%	7.34%
Total return.	MFS® VIT Utilities Series - Initial Class	0.78%[2]	0.76%	9.00%	8.63%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	1.29%[2]	8.61%	7.03%	-1.56%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 1	0.52%[2]	-4.85%	-2.08%	-0.54%
Income and capital appreciation. A fund of funds.	TOPS® Balanced ETF Portfolio - Class 2 Shares advised by Valmark Advisers, Inc.	0.55%	-11.15%	2.93%	4.29%
Capital Appreciation. A fund of funds.	TOPS® Moderate Growth ETF Portfolio - Class 2 Shares advised by Valmark Advisers, Inc.	0.55%	-12.90%	3.77%	5.54%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the Underlying Fund or the fund company.[2]This fund is subject to an expense reimbursement or a fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Delaware VIP Series, Delaware Funds, Ivy Variable Insurance Portfolios, Ivy Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The Index is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
Prospectuses Available [Text Block]	The following is a list of Underlying Funds currently available under the Policy. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Please see Appendix B: Current Investment Restrictions for Optional Benefits - No-Lapse Enhancement Rider. More information about the Underlying Funds is available in the Fund’s prospectus, which may be amended from time to time and found online at www.lfg.com/VULprospectus. You can also request this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com. The current expenses and performance information below reflects fees and expenses of the fund, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class A (formerly AB VPS Small/ Mid Cap Value Portfolio)	0.80%	-15.63%	3.88%	9.33%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class A	0.90%[2]	-26.98%	7.99%	10.27%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	American Century VP Balanced Fund - Class I	0.83%[2]	-17.27%	4.43%	6.64%
Long-term growth of capital.	American Funds Global Growth Fund - Class 2	0.66%[2]	-24.74%	7.06%	10.15%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 2	0.91%[2]	-29.55%	2.79%	6.84%
Growth of capital.	American Funds Growth Fund - Class 2	0.59%	-29.94%	11.14%	13.64%
Long-term growth of capital and income.	American Funds Growth- Income Fund - Class 2	0.53%	-16.49%	7.83%	11.54%
Long-term growth of capital.	American Funds International Fund - Class 2	0.78%	-20.79%	-1.03%	3.92%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.83%	-25.31%	5.22%	9.22%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital appreciation.	Delaware VIP® Emerging Markets Series - Standard Class[3]	1.18%[2]	-27.58%	-1.90%	2.34%
Capital Appreciation.	Delaware VIP® Small Cap Value Series - Standard Class[3]	0.78%	-12.09%	4.35%	9.21%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A	0.83%	-7.42%	2.83%	2.44%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class	0.70%	-26.38%	8.55%	11.31%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class	0.71%	-24.52%	12.31%	14.69%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class	0.71%	-14.85%	5.84%	9.85%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 1	0.46%	-5.24%	4.56%	5.78%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 1	0.69%	-7.15%	3.42%	7.00%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series I Shares	0.91%	-18.31%	1.51%	4.41%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class	1.15%[2]	-25.83%	9.12%	11.26%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class	0.73%[2]	-15.38%	N/A	N/A
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	0.41%[2]	-16.52%	1.90%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class	0.55%	-4.70%	2.20%	0.80%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class (formerly LVIP BlackRock Global Real Estate Fund)	0.81%[2]	-28.64%	0.45%	2.92%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	0.39%[2]	-16.51%	2.73%	N/A
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Delaware Bond Fund - Standard Class[3]	0.37%	-13.70%	0.17%	1.17%
Total return.	LVIP Delaware Diversified Floating Rate Fund - Standard Class[3]	0.63%[2]	0.10%	1.33%	1.21%
Maximum long-term total return consistent with reasonable risk.	LVIP Delaware Diversified Income Fund - Standard Class[3]	0.54%[2]	-13.86%	0.41%	1.35%
Maximum total return, consistent with reasonable risk.	LVIP Delaware Limited- Term Diversified Income Fund - Standard Class[3]	0.53%[2]	-4.12%	0.94%	1.03%
To maximize long-term capital appreciation.	LVIP Delaware Mid Cap Value Fund - Standard Class[3]	0.42%	-8.87%	6.08%	10.64%
Long-term capital appreciation.	LVIP Delaware SMID Cap Core Fund - Standard Class[3]	0.80%[2]	-13.73%	6.10%	10.48%
To maximize long-term capital appreciation.	LVIP Delaware Social Awareness Fund - Standard Class[3]	0.44%	-19.71%	8.88%	11.78%
Long-term capital appreciation.	LVIP Delaware U.S. Growth Fund - Standard Class[3]	0.73%	-27.66%	8.73%	11.47%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Delaware U.S. REIT Fund - Standard Class[3] (formerly LVIP Delaware REIT Fund)	0.83%[2]	-25.30%	2.41%	5.21%
Long-term capital appreciation.	LVIP Delaware Value Fund - Standard Class[3]	0.69%[2]	-3.27%	6.77%	10.64%
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Standard Class	0.62%[2]	-13.42%	0.86%	N/A
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	0.39%[2]	-15.25%	8.70%	11.99%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	0.49%	-13.91%	8.11%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class (formerly LVIP SSGA Emerging Markets 100 Fund)	0.46%[2]	-11.83%	-1.46%	0.34%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class (formerly LVIP SSGA Developed International 150 Fund)	0.40%[2]	-7.02%	-0.26%	4.52%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class (formerly LVIP SSGA Large Cap 100 Fund)	0.36%[2]	-9.97%	6.71%	11.68%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class (formerly LVIP SSGA Small-Mid Cap 200 Fund)	0.39%[2]	-12.45%	5.16%	8.80%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	0.76%[2]	-15.40%	1.39%	3.52%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class	0.75%[2]	-18.68%	1.05%	3.74%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	0.74%[2]	-17.38%	1.11%	3.56%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class	0.41%	1.31%	0.95%	0.53%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class	0.67%[2]	-10.23%	2.05%	3.49%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class	0.79%[2]	-14.28%	5.03%	6.47%
Capital Appreciation.	LVIP MFS Value Fund - Standard Class	0.62%[2]	-6.07%	7.38%	11.09%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class (formerly LVIP Global Income Fund)	0.64%[2]	-15.13%	-1.32%	-0.42%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class	0.76%[2]	-10.76%	-0.25%	3.60%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class	0.37%[2]	-13.44%	-0.32%	0.70%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Standard Class	0.51%[2]	-14.75%	2.25%	3.71%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class	0.37%[2]	-14.32%	1.49%	4.32%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Standard Class	0.50%	-15.41%	3.33%	5.23%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	0.50%	-15.88%	3.48%	5.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4]	0.23%	-18.31%	9.15%	12.29%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class	0.38%[2]	-20.78%	3.69%	8.56%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Standard Class (formerly LVIP SSGA Conservative Structured Allocation Fund)	0.60%	-13.30%	1.98%	3.67%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Standard Class (formerly LVIP SSGA Moderate Structured Allocation Fund)	0.57%	-13.15%	2.99%	5.20%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class (formerly LVIP SSGA Moderately Aggressive Structured Allocation Fund)	0.58%	-13.13%	3.07%	5.62%
Long-term capital growth.	LVIP T. Rowe Price Growth Stock Fund - Standard Class	0.67%[2]	-40.72%	4.78%	11.10%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	0.73%[2]	-24.52%	8.55%	12.00%
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	0.77%[2]	-20.13%	2.24%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class	0.36%	-13.37%	-0.61%	0.40%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class	0.32%[2]	-18.74%	8.68%	11.55%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class	0.34%[2]	-16.62%	0.83%	3.95%
Capital growth.	LVIP Wellington Capital Growth Fund - Standard Class	0.69%[2]	-33.33%	9.86%	13.69%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Standard Class	0.79%[2]	-10.00%	5.56%	9.17%
Capital Appreciation.	MFS® VIT Growth Series - Initial Class	0.74%[2]	-31.63%	9.57%	13.05%
Total return.	MFS® VIT Total Return Series - Initial Class	0.61%[2]	-9.58%	5.18%	7.34%
Total return.	MFS® VIT Utilities Series - Initial Class	0.78%[2]	0.76%	9.00%	8.63%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	1.29%[2]	8.61%	7.03%	-1.56%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 1	0.52%[2]	-4.85%	-2.08%	-0.54%
Income and capital appreciation. A fund of funds.	TOPS® Balanced ETF Portfolio - Class 2 Shares advised by Valmark Advisers, Inc.	0.55%	-11.15%	2.93%	4.29%
Capital Appreciation. A fund of funds.	TOPS® Moderate Growth ETF Portfolio - Class 2 Shares advised by Valmark Advisers, Inc.	0.55%	-12.90%	3.77%	5.54%

Portfolio Company Objective [Text Block]	Investment Objective
Some Portfolio Companies not Available for All Benefits [Text Block]	APPENDIX B: CURRENT INVESTMENT RESTRICTIONS FOR OPTIONAL BENEFITS – NO-LAPSE ENHANCEMENT RIDER In order to avoid termination of this Rider, your allocation of Accumulation Value to all available Sub-Accounts must comply with all restrictions noted below. Currently, the following allocation constraints apply to all No-Lapse Enhancement Riders, regardless of the date the application was received: When the No-Lapse Enhancement Rider is in effect, you may only allocate Accumulation Value and Premium Payments to the Lincoln Variable Insurance Products Government Money Market Fund for: (a)the purposes described in the “Right to Examine Period” section of this prospectus; and(b)as an account from which you may transfer funds for the Dollar Cost Averaging program as described in the “Optional Sub-Account Allocation Programs” section.Use of the money market Sub-Account other than as described above will result in the Rider terminating.
For applications received prior to May 15, 2023, we currently do not impose additional investment restrictions.
However, we reserve the right to do so in the future. For applications received on or after May 15, 2023, you must comply with the following investment restrictions below. The Sub-Accounts of your Policy are divided into tiers. You can select the percentages of Accumulation Value to allocate to individual Sub-Accounts within the tier and/or to the Fixed Account, but the total allocation percentages must comply with the specified minimum or maximum percentages for that tier.

Tier 1 If any amount of the Accumulation Value is invested in Tier 3 Sub-Accounts, a minimum of 25% of the Accumulation Value must be invested in Tier 1 Sub-Accounts or the Fixed Account.	Tier 2 No restrictions or requirements exist on Tier 2 Sub-Accounts.
Tier 3
Only a maximum of 75% of the
Accumulation Value can be invested in
this tier. If any of the Accumulation Value
is invested in this tier, a minimum of 25%
of the Accumulation Value must be
invested in Tier 1 Sub-Accounts or the
Fixed Account

•LVIP BlackRock Inflation Protected Bond
Fund
•LVIP Delaware Bond Fund
•LVIP Delaware Diversified Income Fund
•LVIP Delaware Diversified Floating Rate
Fund
•LVIP Delaware Limited-Term Diversified
Income Fund
•LVIP JPMorgan High Yield Fund
•LVIP Mondrian Global Income Fund
•LVIP SSGA Bond Index Fund
•LVIP Vanguard Bond Allocation Fund
•Templeton Global Bond VIP Fund

•American Century VP Balanced Fund
•Franklin Income VIP Fund
•LVIP BlackRock Global Allocation Fund
•LVIP BlackRock Global ETF Allocation
Managed Risk Fund
•LVIP BlackRock US Growth ETF
Allocation Managed Risk Fund
•LVIP Global Conservative Allocation
Managed Risk Fund
•LVIP Global Growth Allocation Managed
Risk Fund
•LVIP Global Moderate Allocation
Managed Risk Fund
•LVIP SSGA Conservative Index
Allocation Fund
•LVIP SSGA Moderate Index Allocation

•AB VPS Discovery Value Portfolio
•AB VPS Sustainable Global Thematic
Portfolio
•American Funds Global Growth Fund
•American Funds Global Small Capital-
ization Fund
•American Funds Growth Fund
•American Funds Growth-Income Fund
•American Funds International Fund
•ClearBridge Variable Mid Cap Portfolio
•Delaware VIP Emerging Markets Series
•Delaware VIP Small Cap Value Series
•DWS Alternative Asset Allocation VIP
Portfolio
•Fidelity VIP Contrafund Portfolio

Fund
•LVIP SSGA Moderately Aggressive Index
Allocation Fund
•LVIP Structured Conservative Allocation
Fund
•LVIP Structured Moderate Allocation
Fund
•LVIP Structured Moderately Aggressive
Allocation Fund
•LVIP US Growth Allocation Managed
Risk Fund
•MFS VIT Total Return Series
•TOPS Balanced ETF Portfolio
•TOPS Moderate Growth ETF Portfolio

•Fidelity VIP Growth Portfolio
•Fidelity VIP Mid Cap Portfolio
•Franklin Mutual Shares VIP Fund
•Invesco VI EQV International Equity
Fund
•LVIP Baron Growth Opportunities Fund
•LVIP BlackRock Real Estate Fund
•LVIP Delaware Mid Cap Value
•LVIP Delaware SMID Cap Core Fund
•LVIP Delaware Social Awareness Fund
•LVIP Delaware U.S. Growth Fund
•LVIP Delaware U.S. REIT Fund
•LVIP Delaware Value Fund
•LVIP Dimensional International Core
Equity Fund
•LVIP Dimensional US Core Equity 1 Fund
•LVIP Dimensional US Core Equity 2 Fund
•LVIP Franklin Templeton Multi-Factor
Emerging Markets Equity Fund
•LVIP Franklin Templeton Multi-Factor
International Equity Fund
•LVIP Franklin Templeton Multi-Factor
Large Cap Equity Fund
•LVIP Franklin Templeton Multi-Factor
SMID Cap Equity Fund
•LVIP MFS International Growth Fund
•LVIP MFS Value Fund
•LVIP Mondrian International Value Fund
•LVIP SSGA International Index Fund
•LVIP SSGA S&P 500 Index Fund
•LVIP SSGA Small-Cap Index Fund
•LVIP T. Rowe Price Growth Stock Fund
•LVIP T. Rowe Price Structured Mid-Cap
Growth Fund
•LVIP Vanguard Domestic Equity ETF
Fund
•LVIP Vanguard International Equity ETF
Fund
•LVIP Wellington Capital Growth Fund
•LVIP Wellington SMID Cap Value Fund
•MFS VIT Growth Series

•MFS VIT Utilities Series •PIMCO VIT Commodity Real Return Strategy Portfolio

Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or a fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
SVULone 2021 VUL | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	•An investment in the Policy is subject to the risk of poor investment performance of the Underlying Funds.•Each Underlying Fund (including a Fixed Account investment option) has its own unique risks. You should review each Underlying Fund’s prospectus before making an investment decision.
SVULone 2021 VUL | FluctuatingInvestmentPerformanceMember
Prospectus:
Principal Risk [Text Block]	Fluctuating Investment Performance. A Sub-Account will increase and decrease in value according to investment performance of the Underlying Fund. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account’s and Underlying Fund’s objective and risk is found in this prospectus and in each Underlying Fund’s prospectus, respectively. You should review these prospectuses before making your investment decision. Your choice of Sub-Accounts and the performance of the Underlying Funds will impact the Policy’s Accumulation Value and will impact how long the Policy remains in force, its tax status, and the amount of Premium you need to pay to keep the Policy in force.
SVULone 2021 VUL | PolicyValuesintheFixedAccountMember
Prospectus:
Principal Risk [Text Block]	Policy Values in the Fixed Account. Premium Payments and policy values allocated to the Fixed Account are held in the Company’s General Account. Note that there are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so. In addition, while interest credited to the Fixed Account may be higher than the minimum guaranteed interest rate disclosed in the Policy Specifications, it can be subject to fluctuation including reduction (although never lower than the guaranteed minimum interest rate) and any such fluctuation can impact the Policy's Accumulation Value and will impact how long the Policy stays in force and the amount of Premium you need to pay to keep the Policy in force. Therefore, you should carefully consider whether the Fixed Account meets your investment needs. We issue other types of insurance policies and financial products. In addition to any amounts we are obligated to pay in excess of policy value under the Policy, we also pay our obligations under other types of insurance policies and financial products. Obligations under these policies and financial products that are funded by our General Account include: (1) the obligation to keep the policy and any riders in force when the policy value is below zero and a no-lapse guarantee is in effect; (2) the obligation to pay or accelerate Death Benefits that exceed the Separate Account Value; Payment of these benefits and obligations is subject to our claims-paying ability and financial strength. We are also responsible for providing for all of the administrative services necessary in connection with the contracts (and bearing all of the associated expenses). Moreover, unlike assets held in the Separate Account, the assets of the General Account are subject to the general liabilities of the Company and, therefore, to the Company’s General Account creditors. In the event of an insolvency of receivership, payments we make from our General Account to satisfy claims under the Policy would generally receive the same priority as our other Owners’ obligations. The General Account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance company’s fulfillment of the contractual promises and guarantees we make to you in the Policy, including those relating to the payment of death benefits. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees. For more information, please see the “Lincoln Life, The Separate Account and The General Account” sections of the Statement of Additional Information (SAI) or the “Transfers” section of this prospectus.
SVULone 2021 VUL | CostsSubjecttoChangeMember
Prospectus:
Principal Risk [Text Block]	Costs Subject to Change. The Tables of Fees contained in this prospectus reflect the guaranteed maximum charges applicable to the Policy. At the time you purchase the Policy, some of those charges are likely to be assessed at rates less than the maximum rates shown but are subject to adjustment as described in the Policy Charges and Fees section. Such charges are referred to as non-guaranteed elements or “NGEs”. A change to one or more of these NGEs can affect your Policy's performance, including coverage duration, premiums required to keep your Policy in force, as well as the Policy's Surrender Value.
SVULone 2021 VUL | UnsuitableforShortTermInvestmentMember
Prospectus:
Principal Risk [Text Block]	Unsuitable for Short-Term Investment. This Policy is intended for long-term financial and investment planning for persons needing death benefit protection, and it is unsuitable for short-term goals. Your Policy is not designed to serve as a vehicle for frequent trading.
SVULone 2021 VUL | DecreasingDeathBenefitMember
Prospectus:
Principal Risk [Text Block]	Decreasing Death Benefit. Any outstanding Policy Loans and any amount that you have surrendered will reduce your Policy’s death benefit.
SVULone 2021 VUL | ConsequencesofSurrenderMember
Prospectus:
Principal Risk [Text Block]	Consequences of Surrender. Surrender Charges are assessed if you surrender your Policy within 15 years of issue or within 15 years of a Specified Amount increase. Depending on the amount of Premium paid, or any Reduction in Specified Amount, there may be little or no Surrender Value available. Partial Surrenders may reduce the policy value and death benefit, and may increase the risk of lapse. To avoid lapse, you may be required to make additional Premium Payments. Full or Partial Surrenders may result in tax consequences.
SVULone 2021 VUL | InvestmentRestrictionComplianceMember
Prospectus:
Principal Risk [Text Block]	Investment Restriction Compliance. While you own the No-Lapse Enhancement Rider, you may be subject to certain requirements and limitations that restrict your allocations among the Sub-Accounts and the Fixed Account. These restrictions are described in the “No-Lapse Enhancement Rider” section under “Allocation Requirements” later in this prospectus and the “Appendix B: Current Investment Restrictions for Optional Benefits – No-Lapse Enhancement Rider.” The Allocation Requirements are intended to reduce our risk that we may be required to use our own assets to fulfill our no-lapse guarantees under the rider. As described further in the funds’ prospectuses, certain Underlying Funds that are included within the investment restrictions, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to manage the funds’ overall volatility or limit the funds’ losses during significant market downturns. While these risk management strategies could help to reduce negative impacts of market volatility and market downturns, they could also limit your participation in market gains. Overall, the Allocation Requirements that may be imposed under the No-Lapse Enhancement Rider may conflict with your personal investment objectives and limit your ability to maximize potential growth of your Accumulation Value. You should consult with your registered representative to determine whether the Allocation Requirements align with your investment objectives. We reserve the right to change the Allocation Requirements at any time upon at least 61 days prior notice. Upon a change in Allocation Requirements, we will not reallocate any of your Policy’s Accumulation Value except pursuant to your instructions in writing or by telephone (if you have previously authorized telephone transfers in writing). If your allocations are not compliant with any new Allocation Requirements applicable to your Policy, failure to timely reallocate your Policy Accumulation Value in accordance with any new Allocation Requirements will cause your Rider to terminate.
SVULone 2021 VUL | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. As noted in greater detail in the section headed “Tax Issues”, the federal income tax treatment of life insurance is complex and the current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences. You should always consult a tax advisor about the application of federal, state and local tax rules to your individual situation. The following discussion highlights tax risks in general, summary terms. There may be adverse tax consequences (i.e. a 10% penalty) in the event of a Surrender or withdrawal if the Owner is under the age of 59½.
SVULone 2021 VUL | TaxTreatmentofLifeInsuranceContractsMember
Prospectus:
Principal Risk [Text Block]	Tax Treatment of Life Insurance Contracts. Your Policy is designed to qualify for the favorable tax treatment afforded life insurance, including the exclusion of death benefits from income tax, the ability to take distributions and loans over the life of your Policy, and the deferral of taxation of any increase in the value of your Policy. If the Policy does fail to qualify as life insurance, you will be subject to the denial of those important benefits. In addition, if you pay more Premiums than permitted under the federal tax law your Policy will be classified as a Modified Endowment Contract (“MEC”) whereby only the tax benefits applicable to death benefits will apply and distributions will be subject to immediate taxation and to an added penalty tax.
SVULone 2021 VUL | TaxLawComplianceMember
Prospectus:
Principal Risk [Text Block]	Tax Law Compliance. We believe that the Policy will satisfy the federal tax law definition of life insurance, and we will monitor your Policy for compliance with the tax law requirements. The discussion of the tax treatment of your Policy is based on the current Policy, as well as the current rules and regulations governing life insurance. Please note that changes made to the Policy, as well as any changes in the current tax law requirements, may affect the Policy’s qualification as life insurance or may have other tax consequences.
SVULone 2021 VUL | CyberSecurityandBusinessInterruptionRisksMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate your policy value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Policy to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Policy due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber-security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of policy-related transactions, including orders from policy owners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the Underlying Funds invest, which may negatively affect the value of the Underlying Funds and the value of your Policy. There can be no assurance that we or the Underlying Funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
SVULone 2021 VUL | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in the Policy, including loss of principal.
SVULone 2021 VUL | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	•This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.•Surrender Charges apply for 15 years from the Policy Date and 15 years from the date of any increase in your Specified Amount.•Charges may reduce the value of your Policy and death benefit.•Tax deferral is more beneficial to investors with a long-time horizon.
SVULone 2021 VUL | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	•Any obligations, guarantees, and benefits of the contract are subject to the claims-paying ability of Lincoln Life. If Lincoln Life experiences financial distress, it may not be able to meet its obligations to you. More information about Lincoln Life, including its financial strength ratings, is available upon request from Lincoln Life or by visiting https://www.lfg.com/public/aboutus/investorrelations/financialinformation.•You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/VULprospectus.
SVULone 2021 VUL | Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]	•Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated.•Outstanding Policy Loans (plus interest) and Partial Surrenders will increase the risk of lapse. The death benefit will not be paid if the Policy Lapsed.
Principal Risk [Text Block]	Policy Lapse. Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated. Outstanding Policy Loans and Partial Surrenders will increase the risk of lapse. In addition to paying sufficient Premiums and being cognizant of the impact of outstanding Policy Loans and Partial Surrenders on policy values, you also have the No-Lapse Enhancement Rider and the Premium Reserve Rider, briefly noted above and discussed in more detail in the Riders section of the prospectus, to help you manage some of the risk of Policy Lapse.
SVULone 2021 VUL | ABVPSDiscoveryValuePortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	AB VPS Discovery Value Portfolio - Class A
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(15.63%)
Average Annual Total Returns, 5 Years [Percent]	3.88%
Average Annual Total Returns, 10 Years [Percent]	9.33%
SVULone 2021 VUL | ABVPSSustainableGlobalThematicPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	AB VPS Sustainable Global Thematic Portfolio - Class A
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(26.98%)
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	10.27%
SVULone 2021 VUL | AmericanCenturyVPBalancedFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	American Century VP Balanced Fund - Class I
Portfolio Company Objective [Text Block]	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(17.27%)
Average Annual Total Returns, 5 Years [Percent]	4.43%
Average Annual Total Returns, 10 Years [Percent]	6.64%
SVULone 2021 VUL | AmericanFundsGlobalGrowthFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Global Growth Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(24.74%)
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.15%
SVULone 2021 VUL | AmericanFundsGlobalSmallCapitalizationFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Global Small Capitalization Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term capital growth.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(29.55%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	6.84%
SVULone 2021 VUL | AmericanFundsGrowthFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth Fund - Class 2
Portfolio Company Objective [Text Block]	Growth of capital.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(29.94%)
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]	13.64%
SVULone 2021 VUL | AmericanFundsGrowthIncomeFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term growth of capital and income.
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(16.49%)
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	11.54%
SVULone 2021 VUL | AmericanFundsInternationalFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds International Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(20.79%)
Average Annual Total Returns, 5 Years [Percent]	(1.03%)
Average Annual Total Returns, 10 Years [Percent]	3.92%
SVULone 2021 VUL | ClearBridgeVariableMidCapPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio - Class I
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	advised by Legg Mason Partners Fund Advisor, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(25.31%)
Average Annual Total Returns, 5 Years [Percent]	5.22%
Average Annual Total Returns, 10 Years [Percent]	9.22%
SVULone 2021 VUL | DelawareVIPEmergingMarketsSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware VIP® Emerging Markets Series - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(27.58%)
Average Annual Total Returns, 5 Years [Percent]	(1.90%)
Average Annual Total Returns, 10 Years [Percent]	2.34%
SVULone 2021 VUL | DelawareVIPSmallCapValueSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware VIP® Small Cap Value Series - Standard Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(12.09%)
Average Annual Total Returns, 5 Years [Percent]	4.35%
Average Annual Total Returns, 10 Years [Percent]	9.21%
SVULone 2021 VUL | DWSAlternativeAssetAllocationVIPPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP Portfolio - Class A
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(7.42%)
Average Annual Total Returns, 5 Years [Percent]	2.83%
Average Annual Total Returns, 10 Years [Percent]	2.44%
SVULone 2021 VUL | FidelityVIPContrafundPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund®Portfolio - Service Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(26.38%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	11.31%
SVULone 2021 VUL | FidelityVIPGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio - Service Class
Portfolio Company Objective [Text Block]	To achieve capital appreciation.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(24.52%)
Average Annual Total Returns, 5 Years [Percent]	12.31%
Average Annual Total Returns, 10 Years [Percent]	14.69%
SVULone 2021 VUL | FidelityVIPMidCapPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Service Class
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(14.85%)
Average Annual Total Returns, 5 Years [Percent]	5.84%
Average Annual Total Returns, 10 Years [Percent]	9.85%
SVULone 2021 VUL | FranklinIncomeVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 1
Portfolio Company Objective [Text Block]	To maximize income while maintaining prospects for capital appreciation.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	(5.24%)
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]	5.78%
SVULone 2021 VUL | FranklinMutualSharesVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund - Class 1
Portfolio Company Objective [Text Block]	Capital appreciation; income is a secondary consideration.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(7.15%)
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	7.00%
SVULone 2021 VUL | InvescoVIEQVInternationalEquityFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund - Series I Shares
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(18.31%)
Average Annual Total Returns, 5 Years [Percent]	1.51%
Average Annual Total Returns, 10 Years [Percent]	4.41%
SVULone 2021 VUL | LVIPBaronGrowthOpportunitiesFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Baron Growth Opportunities Fund - Service Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(25.83%)
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	11.26%
SVULone 2021 VUL | LVIPBlackRockGlobalAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	High total investment return.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(15.38%)
SVULone 2021 VUL | LVIPBlackRockGlobalGrowthETFAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(16.52%)
Average Annual Total Returns, 5 Years [Percent]	1.90%
SVULone 2021 VUL | LVIPBlackRockInflationProtectedBondFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Inflation Protected Bond Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize real return, consistent with preservation of real capital and prudent investment management.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(4.70%)
Average Annual Total Returns, 5 Years [Percent]	2.20%
Average Annual Total Returns, 10 Years [Percent]	0.80%
SVULone 2021 VUL | LVIPBlackRockRealEstateFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Real Estate Fund - Standard Class
Portfolio Company Objective [Text Block]	Total return through a combination of current income and long-term capital appreciation.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(28.64%)
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	2.92%
SVULone 2021 VUL | LVIPBlackRockUSGrowthETFAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	(16.51%)
Average Annual Total Returns, 5 Years [Percent]	2.73%
SVULone 2021 VUL | LVIPStructuredConservativeAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Structured Conservative Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximum current income (yield) consistent with a prudent investment strategy.
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	(13.70%)
Average Annual Total Returns, 5 Years [Percent]	0.17%
Average Annual Total Returns, 10 Years [Percent]	1.17%
SVULone 2021 VUL | LVIPDelawareBondFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Delaware Bond Fund - Standard Class
Portfolio Company Objective [Text Block]	Total return.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	0.10%
Average Annual Total Returns, 5 Years [Percent]	1.33%
Average Annual Total Returns, 10 Years [Percent]	1.21%
SVULone 2021 VUL | LVIPDelawareDiversifiedFloatingRateFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Delaware Diversified Floating Rate Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximum long-term total return consistent with reasonable risk.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(13.86%)
Average Annual Total Returns, 5 Years [Percent]	0.41%
Average Annual Total Returns, 10 Years [Percent]	1.35%
SVULone 2021 VUL | LVIPDelawareDiversifiedIncomeFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Delaware Diversified Income Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximum total return, consistent with reasonable risk.
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(4.12%)
Average Annual Total Returns, 5 Years [Percent]	0.94%
Average Annual Total Returns, 10 Years [Percent]	1.03%
SVULone 2021 VUL | LVIPDelawareLimitedTermDiversifiedIncomeFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Delaware Limited-Term Diversified Income Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	(8.87%)
Average Annual Total Returns, 5 Years [Percent]	6.08%
Average Annual Total Returns, 10 Years [Percent]	10.64%
SVULone 2021 VUL | LVIPDelawareMidCapValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Delaware Mid Cap Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(13.73%)
Average Annual Total Returns, 5 Years [Percent]	6.10%
Average Annual Total Returns, 10 Years [Percent]	10.48%
SVULone 2021 VUL | LVIPDelawareSMIDCapCoreFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Delaware SMID Cap Core Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	(19.71%)
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	11.78%
SVULone 2021 VUL | LVIPDelawareSocialAwarenessFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Delaware Social Awareness Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(27.66%)
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	11.47%
SVULone 2021 VUL | LVIPDelawareUSGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Delaware U.S. Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximum long-term total return, with capital appreciation as a secondary objective.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(25.30%)
Average Annual Total Returns, 5 Years [Percent]	2.41%
Average Annual Total Returns, 10 Years [Percent]	5.21%
SVULone 2021 VUL | LVIPDelawareUSREITFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(3.27%)
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	10.64%
SVULone 2021 VUL | LVIPDelawareValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Delaware Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(13.42%)
Average Annual Total Returns, 5 Years [Percent]	0.86%
SVULone 2021 VUL | LVIPDimensionalInternationalCoreEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Dimensional International Core Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	(15.25%)
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	11.99%
SVULone 2021 VUL | LVIPDimensionalUSCoreEquity1FundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	(13.91%)
Average Annual Total Returns, 5 Years [Percent]	8.11%
SVULone 2021 VUL | LVIPDimensionalUSCoreEquity2FundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	(11.83%)
Average Annual Total Returns, 5 Years [Percent]	(1.46%)
Average Annual Total Returns, 10 Years [Percent]	0.34%
SVULone 2021 VUL | LVIPFranklinTempletonMultiFactorEmergingMarketsEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(7.02%)
Average Annual Total Returns, 5 Years [Percent]	(0.26%)
Average Annual Total Returns, 10 Years [Percent]	4.52%
SVULone 2021 VUL | LVIPFranklinTempletonMultiFactorInternationalEquityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	(9.97%)
Average Annual Total Returns, 5 Years [Percent]	6.71%
Average Annual Total Returns, 10 Years [Percent]	11.68%
SVULone 2021 VUL | LVIPFranklinTempletonMultiFactorLargeCapEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	(12.45%)
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	8.80%
SVULone 2021 VUL | LVIPFranklinTempletonMultiFactorSMIDCapEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income with some consideration given to growth of capital. A fund of funds.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(15.40%)
Average Annual Total Returns, 5 Years [Percent]	1.39%
Average Annual Total Returns, 10 Years [Percent]	3.52%
SVULone 2021 VUL | LVIPGlobalConservativeAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(18.68%)
Average Annual Total Returns, 5 Years [Percent]	1.05%
Average Annual Total Returns, 10 Years [Percent]	3.74%
SVULone 2021 VUL | LVIPGlobalGrowthAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Global Growth Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(17.38%)
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	3.56%
SVULone 2021 VUL | LVIPGlobalModerateAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	1.31%
Average Annual Total Returns, 5 Years [Percent]	0.95%
Average Annual Total Returns, 10 Years [Percent]	0.53%
SVULone 2021 VUL | LVIPGovernmentMoneyMarketFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income; capital appreciation is the secondary objective.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(10.23%)
Average Annual Total Returns, 5 Years [Percent]	2.05%
Average Annual Total Returns, 10 Years [Percent]	3.49%
SVULone 2021 VUL | LVIPJPMorganHighYieldFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP JPMorgan High Yield Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(14.28%)
Average Annual Total Returns, 5 Years [Percent]	5.03%
Average Annual Total Returns, 10 Years [Percent]	6.47%
SVULone 2021 VUL | LVIPMFSInternationalGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP MFS International Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(6.07%)
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	11.09%
SVULone 2021 VUL | LVIPMFSValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP MFS Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Current income consistent with the preservation of capital.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(15.13%)
Average Annual Total Returns, 5 Years [Percent]	(1.32%)
Average Annual Total Returns, 10 Years [Percent]	(0.42%)
SVULone 2021 VUL | LVIPStructuredModerateAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Structured Moderate Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(10.76%)
Average Annual Total Returns, 5 Years [Percent]	(0.25%)
Average Annual Total Returns, 10 Years [Percent]	3.60%
SVULone 2021 VUL | LVIPStructuredModeratelyAggressiveAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	(13.44%)
Average Annual Total Returns, 5 Years [Percent]	(0.32%)
Average Annual Total Returns, 10 Years [Percent]	0.70%
SVULone 2021 VUL | LVIPMondrianGlobalIncomeFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Mondrian Global Income Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(14.75%)
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	3.71%
SVULone 2021 VUL | LVIPMondrianInternationalValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Mondrian International Value Fund - Standard Class
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	(14.32%)
Average Annual Total Returns, 5 Years [Percent]	1.49%
Average Annual Total Returns, 10 Years [Percent]	4.32%
SVULone 2021 VUL | LVIPSSGABondIndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Bond Index Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(15.41%)
Average Annual Total Returns, 5 Years [Percent]	3.33%
Average Annual Total Returns, 10 Years [Percent]	5.23%
SVULone 2021 VUL | LVIPSSGAConservativeIndexAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Conservative Index Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(15.88%)
Average Annual Total Returns, 5 Years [Percent]	3.48%
Average Annual Total Returns, 10 Years [Percent]	5.72%
SVULone 2021 VUL | LVIPSSGAInternationalIndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA International Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	(18.31%)
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	12.29%
SVULone 2021 VUL | LVIPSSGAModerateIndexAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Moderate Index Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(20.78%)
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	8.56%
SVULone 2021 VUL | LVIPSSGAModeratelyAggressiveIndexAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(13.30%)
Average Annual Total Returns, 5 Years [Percent]	1.98%
Average Annual Total Returns, 10 Years [Percent]	3.67%
SVULone 2021 VUL | LVIPSSGASP500IndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA S&P 500 Index Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(13.15%)
Average Annual Total Returns, 5 Years [Percent]	2.99%
Average Annual Total Returns, 10 Years [Percent]	5.20%
SVULone 2021 VUL | LVIPSSGASmallCapIndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Small-Cap Index Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	(13.13%)
Average Annual Total Returns, 5 Years [Percent]	3.07%
Average Annual Total Returns, 10 Years [Percent]	5.62%
SVULone 2021 VUL | LVIPTRowePriceGrowthStockFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP T. Rowe Price Growth Stock Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital growth.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(40.72%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	11.10%
SVULone 2021 VUL | LVIPTRowePriceStructuredMidCapGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize capital appreciation.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(24.52%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	12.00%
SVULone 2021 VUL | LVIPUSGrowthAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(20.13%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
SVULone 2021 VUL | LVIPVanguardBondAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Vanguard Bond Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	Total return consistent with the preservation of capital. A fund of funds.
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	(13.37%)
Average Annual Total Returns, 5 Years [Percent]	(0.61%)
Average Annual Total Returns, 10 Years [Percent]	0.40%
SVULone 2021 VUL | LVIPVanguardDomesticEquityETFFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Vanguard Domestic Equity ETF Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	(18.74%)
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	11.55%
SVULone 2021 VUL | LVIPVanguardInternationalEquityETFFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Vanguard International Equity ETF Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	0.83%
Average Annual Total Returns, 10 Years [Percent]	3.95%
SVULone 2021 VUL | LVIPWellingtonCapitalGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Wellington Capital Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	Capital growth.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(33.33%)
Average Annual Total Returns, 5 Years [Percent]	9.86%
Average Annual Total Returns, 10 Years [Percent]	13.69%
SVULone 2021 VUL | LVIPWellingtonSMIDCapValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Wellington SMID Cap Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(10.00%)
Average Annual Total Returns, 5 Years [Percent]	5.56%
Average Annual Total Returns, 10 Years [Percent]	9.17%
SVULone 2021 VUL | MFSVITGrowthSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Growth Series - Initial Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(31.63%)
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	13.05%
SVULone 2021 VUL | MFSVITTotalReturnSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Total Return Series - Initial Class
Portfolio Company Objective [Text Block]	Total return.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(9.58%)
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	7.34%
SVULone 2021 VUL | MFSVITUtilitiesSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Utilities Series - Initial Class
Portfolio Company Objective [Text Block]	Total return.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	0.76%
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	8.63%
SVULone 2021 VUL | PIMCOVITCommodityRealReturnStrategyPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT CommodityRealReturn®Strategy Portfolio - Administrative Class
Portfolio Company Objective [Text Block]	Maximum real return, consistent with prudent investment management.
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	8.61%
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	(1.56%)
SVULone 2021 VUL | TempletonGlobalBondVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund - Class 1
Portfolio Company Objective [Text Block]	High current income consistent with preservation of capital; capital appreciation is a secondary objective.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(4.85%)
Average Annual Total Returns, 5 Years [Percent]	(2.08%)
Average Annual Total Returns, 10 Years [Percent]	(0.54%)
SVULone 2021 VUL | TOPSBalancedETFPortfolioClass2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Balanced ETF Portfolio - Class 2 Shares
Portfolio Company Objective [Text Block]	Income and capital appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	advised by Valmark Advisers, Inc.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(11.15%)
Average Annual Total Returns, 5 Years [Percent]	2.93%
Average Annual Total Returns, 10 Years [Percent]	4.29%
SVULone 2021 VUL | TOPSModerateGrowthETFPortfolioClass2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Moderate Growth ETF Portfolio - Class 2 Shares
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	advised by Valmark Advisers, Inc.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(12.90%)
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	5.54%
SVULone 2021 VUL | LVIPDelawareREITFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Delaware U.S. REIT Fund - Standard Class
SVULone 2021 VUL | LVIPFranklinTempletonMultiFactorInternationalEquityFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class
SVULone 2021 VUL | OverloanProtectionRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Overloan Protection Rider
Optional Benefit Charge, When Deducted [Text Block]	Upon use of the benefit
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Name of Benefit [Text Block]	Overloan Protection Rider
Purpose of Benefit [Text Block]	Provides that your Policy will not lapse solely based on Debt exceeding the Surrender Value.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Automatically issued at Policy purchase if Guideline Premium Test is chosen. Not available if Cash Value Accumulation Test is chosen.•Once you exercise the benefit, the following changes will be made to your Policy:•We will no longer allow Premium Payments, Partial Surrenders, or changes to the Specified Amount.•All other riders will be terminated.•No additional Monthly Deductions will be taken.•The Separate Account Value will be transferred to the Fixed Account.•The Policy will become paid-up insurance (i.e. no further payment will be required).
Name of Benefit [Text Block]	Overloan Protection Rider
Operation of Benefit [Text Block]	Overloan Protection Rider. If this rider is issued with your Policy, you meet the requirements as described in the rider (see below) and you choose to take advantage of the benefit it provides, your Policy will not lapse solely based on Debt exceeding the Surrender Value. It is a limited benefit, in that it does not provide any additional death benefit or any increase in Accumulation Value. Also, it does not provide any type of market performance guarantee. We will automatically issue this rider with your Policy if the death benefit qualification test chosen is the Guideline Premium Test. This rider is not available if you have chosen the Cash Value Accumulation Test as the basis for the Policy qualifying as life insurance under federal tax law and the benefit is not available to you if the Policy is a Modified Endowment Contract. While there is no charge for adding this rider to your Policy, if you choose to exercise this benefit, there is a one-time charge shown in the Policy Specifications. (See the “Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses” table and Policy Charges and Fees section of this prospectus.) In addition to the conditions mentioned above the following must be met at the time the benefit is exercised: (1)Policy Debt is larger than the Specified Amount; and(2)The Policy has been in force for a minimum number of Policy Years (“Minimum Policy Years in Force”) as shown in the Policy Specifications; and(3)At least one of the Insureds identified in the Policy Specifications has attained the age shown as “Minimum Attained Age” in the Policy Specifications; and(4)The Policy’s Accumulation Value less Debt must be enough to cover the charge as shown in the Policy Specifications; and(5)The ratio of Debt to the Policy’s Accumulation Value must be between the Minimum and Maximum Value Threshold Percentages shown in the Policy Specifications; and(6)Both the guideline single premium and the guideline level premiums calculated under the Guideline Premium Test must be greater than zero (see the “Death Benefit Qualification Test” section of this prospectus) (unless the youngest Insured has attained or would have attained at least age 100) Once you exercise the benefit, the following changes will be made to your Policy: a. We will no longer allow Premium Payments, Partial Surrenders, or changes to the Specified Amount; b. All other riders will be terminated; c. No additional Monthly Deductions will be taken; d. The Separate Account Value (also referred to the “Variable Account Value” in the rider), if any, will be transferred to the Fixed Account. (This transfer will not be subject to any limitations that may otherwise be in effect and will not be assessed a charge. Also, no further transfers will be allowed, and Automatic Rebalancing will end); and e. The Policy will become paid-up insurance (i.e. no further payments will be required) and the death benefit will be determined as provided by the Policy but will be no less than the greater of the following amounts, less Debt: (i) Debt plus $10,000; or (ii) An amount determined by us equal to the amount required to qualify the Policy as life insurance under the Internal Revenue Code. You should consult with a qualified tax advisor before exercising this rider, as there may be tax consequences in the event you fail to meet eligibility for this rider. Also, we will provide you with notice the first time your Policy meets all the conditions and requirements noted above. We strongly recommend that you carefully monitor the performance of your Policy by annually reviewing a projection of the Policy’s benefits and values (an “illustration”) in order to improve your opportunity of meeting the requirements and conditions of the rider.
SVULone 2021 VUL | BonusRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Bonus Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20833%
Name of Benefit [Text Block]	Bonus Rider
Purpose of Benefit [Text Block]	Uses a portion of the Separate Account Value to create an Open Bonus Option. The new Open Bonus Option will credit a Bonus Rider Benefit Amount, if any, to the Accumulation Value on its Bonus Option Maturity Date.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.
Name of Benefit [Text Block]	Bonus Rider
Operation of Benefit [Text Block]	Bonus Rider: You must apply for this rider at the time you apply for your Policy. The rider can provide a Bonus Rider Benefit Amount if the Bonus Rider Conditions are met. The Bonus Rider Benefit Amount uses the change in value of the S&P 500 Index to calculate a credit that will be applied to the Separate Account Value or Fixed Account Value, subject to the change in the value of the Index and certain factors as shown in your Policy Specifications. The current Index that is being used to calculate the Bonus Rider is the S&P 500 Index. If an Index is discontinued, or if an Index calculation changes substantially, we will select an alternative Index and you will be provided with a supplement to your prospectus in the event that such a change is made. The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by The Lincoln National Life Insurance Company. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Lincoln National Life Insurance Company’s product is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index. The rider’s benefits: Subject to the Bonus Rider Conditions described below, and following the Policy’s Right to Examine Period, beginning on the Initial Bonus Option Start Date (the 15th day of the calendar month or the next business day, if this day coincides with a weekend, customary holiday, or a date in which the New York Stock Exchange is closed) and each Bonus Option Start Date (the 15th of each subsequent calendar month following the Initial Bonus Option Start Date) that this Rider is active, this Rider subtracts a portion of the Separate Account Value (the “Bonus Rider Charge”) and creates an Open Bonus Option. The new Open Bonus Option will credit a Bonus Rider Benefit Amount, if any, to the Accumulation Value on its Bonus Option Maturity Date. If this Rider is inactive, a monthly Bonus Rider Charge will not be subtracted from the Separate Account Value and Bonus Options will not be opened on subsequent Bonus Option Start Dates. Each calendar month this Rider is in force, you can elect to have this Rider be active or inactive. We must receive your election no later than two business days prior to a Bonus Option Start Date. If we receive your election to make this Rider active one business day prior to, or on a Bonus Option Start Date the activation will be delayed until the next available Monthly Bonus Option Date. If we receive your Election to make this Rider inactive one business day prior to, or on a Monthly Bonus Option Date the deactivation will be delayed until the next available Monthly Bonus Option Date. Each Bonus Option has a Bonus Option Duration which is the length of time it takes for a Bonus Option to mature. The Bonus Option Duration is shown in the Policy Specifications. Bonus Rider conditions: In order for a Bonus Option to be started, the following conditions must be met on the Initial Bonus Option Start Date and each Bonus Option Start Date: a. The Policy must be in force; b. The Bonus Rider must be active; c. The Policy must have Separate Account Value; d. The Policy is not in a Grace Period; and e. At least one Insured is living. In order for you to receive a Bonus Rider Benefit Amount, the following conditions must be met on a Bonus Option Maturity Date: a. The Policy must be in force; and b. At least one Insured is living. Any Bonus Rider Benefit Amount will be applied as explained in the ”Payment of Bonus Rider Benefit Amount” provision below. How we calculate the Bonus Rider Benefit Amount: One business day prior to the Initial Bonus Option Start Date and one business day prior to each subsequent Bonus Option Start Date that the Bonus Rider Conditions are met a monthly Bonus Rider Charge will be subtracted from the Separate Account Value. The Bonus Rider Charge will be subtracted from any Sub-Account(s) in the same proportion as the balances invested in the total of such Sub-Account(s) as of the Bonus Option Date. The Bonus Rider Charge is determined as follows: a. the monthly Bonus Rider Charge Rate shown in the Policy Specifications; b. multiplied by the Separate Account Value on the Bonus Option Start Date. The Bonus Rider Charge will not be subtracted from the Policy’s Fixed Account; it will only be subtracted from the Separate Account Value. If any No-Lapse Enhancement Rider is attached to the Policy and In Force, the No-Lapse Value Premium Load used to calculate the No-Lapse Value will be increased due to the presence of the Bonus Rider at issue. The No-Lapse Value Premium Load will not be increased after the Policy is issued or decreased if the Bonus Rider is terminated. The No-Lapse Value Premium Load is used in calculating the No-Lapse value, which is separate and distinct from the Bonus Rider Charge taken from the Separate Account Value. Impact on Death Benefit Proceeds: If your Policy has Separate Account Value on a Bonus Option Maturity Date, any Bonus Rider Benefit Amount will be applied to the Sub-Account(s) in the same proportion as the balances invested in the total of such account(s) as of the Bonus Option Maturity Date. If your Policy does not have Separate Account Value on a Bonus Option Maturity Date, any Bonus Rider Benefit Amount will be applied to the Fixed Account. Impact on the Policy’s Grace Period: If the Policy is in a Grace Period and this Rider is active, Bonus Options will not be started. However, if the Policy is in a Grace Period on a Bonus Option Maturity Date, any Bonus Rider Benefit Amount will be applied to the Accumulation. Impact of Policy Surrender: If you request a Full Surrender of your Policy with any Bonus Option(s) that have not reached their Bonus Option Maturity Date(s), you will not receive any Bonus Rider Benefit Amount(s) for those Bonus Option(s). Impact of Death: If the second Insured’s death occurred with any Bonus Option(s) that have not reached their Bonus Option Maturity Date(s), you will not receive any Bonus Rider Benefit Amount(s) for those Bonus Option(s). Reinstatement of this Rider: If the Policy terminates and is reinstated following Lapse, this Rider will be permanently inactive. Upon reinstatement, you will not receive any Bonus Rider Benefit Amount(s) for any Bonus Options that reached their Bonus Option Maturity Date(s) while the Policy was terminated. If this Rider is reinstated with any Bonus Option(s) that have not reached their Bonus Option Maturity Date(s) the crediting of any Bonus Rider Benefit Amount(s) will be applied to the Accumulation Value. When will this Rider terminate: This Rider and all rights under it will terminate upon the earliest of the following: a. The termination or lapse of the Policy; or b. The Policy Anniversary immediately prior to the younger Insured’s Attained Age 121.
SVULone 2021 VUL | EnhancedSurrenderValueRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Enhanced Surrender Value Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly (in Policy Years 2-5 only)
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.0625%
Operation of Benefit [Text Block]	Enhanced Surrender Value Rider. If desired, you must select this rider when you initially apply for insurance. The rider provides an enhanced Surrender Value without imposition of a Surrender Charge if you fully surrender your Policy during the first five Policy Years (the “Enhanced Surrender Value Period”). This rider does not provide for enhanced Surrender Value for Partial Surrenders, loans, or in connection with the exchange of this Policy for any other policy. This rider will terminate at the earliest of the Full Surrender of the Policy for the benefit provided by this rider; the end of the fifth Policy Year; lapse of the Policy; or exchange, replacement, or any termination of the Policy. In Policy Years 2-5, there will be a monthly charge per $1,000 of Initial Specified Amount for this rider. If the Policy is fully surrendered at any time during the Enhanced Surrender Value Period, the Surrender Value payable on the date your Policy is surrendered will equal: 1)the Policy's Accumulation Value; minus2)Debt.The following example demonstrates hypothetical Accumulation Values and Surrender Values with and without the Enhanced Surrender Value Rider during the first five Policy Years of the Policy described below: Sample Policy •Insured: Male and Female - Both Standard Non-tobacco, age 55•Specified Amount: $1,000,000•Planned annual Premium Payment: $10,500 for 50 years•No Debt•Assumed Investment Return: 8% gross (7.49% net)*
End of Year	Accumulation Value Without ESV Rider	Surrender Value Without ESV Rider	Accumulation Value With ESV Rider	Surrender Value With ESV Rider
1	$7,883	$0	$7,860	$7,860
2	$16,250	$0	$15,407	$15,407
3	$25,127	$0	$23,389	$23,389
4	$34,537	$0	$31,825	$31,825
5	$44,504	$10,034	$40,731	$40,731
*The Assumed Investment Return shown is illustrative only. Your investment return may be higher or lower than the rate used to create this table. The table is intended to illustrate the effect(s) of the application of the ESV Rider on policy values and is not intended to imply that a purchaser can expect to achieve the values shown.
SVULone 2021 VUL | EstateProtectionRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Estate Protection Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly (in Policy Years 1-4 only)
Optional Benefit Charge, Representative [Text Block]	Maximum Charge for Representative Insureds (male and female, both age 55, standard non-tobacco, in year one): $0.00104 per $1,000
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.25407%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.00003%
Optional Benefit Expense, Footnotes [Text Block]	Individuals with a higher mortality risk than standard issue individuals can be charged from 125% to 5,000% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.
Operation of Benefit [Text Block]	Supplemental Survivorship Term Insurance Rider (Estate Protection Rider). If desired, you must select this rider when you initially apply for insurance. The rider provides term insurance coverage in the amount you select (the “Term Insurance Benefit Amount”) which ends on the fourth anniversary of the Effective Date of the rider. Upon death of the second Insured, we will pay the Term Insurance Benefit Amount in addition to the Death Benefit Proceeds. There is a monthly Cost of Insurance Charge for this coverage during Policy Years 1-4. This rider uses the same cost of insurance rates as the base Policy and is a charge per $1,000 of death benefit as provided by this rider. This rider terminates on the earliest of: 1)the date you request termination of the rider;2)when your Policy lapses;3)when your Policy is fully surrendered;4)on the fourth anniversary of the Effective Date of the rider; or5)the second death.If your Policy is reinstated, this rider will likewise be reinstated. However, sufficient Premium must be paid to cover the Monthly Deduction including monthly rider costs.
SVULone 2021 VUL | PremiumReserveRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Premium Reserve Rider
Optional Benefit Charge, When Deducted [Text Block]	When you allocate a Premium Payment to this rider
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	10.00%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	6.00%
Optional Benefit Expense, Footnotes [Text Block]	Allocations of Premium Payments to the rider are at your discretion. Allocations of Premium Payments to the rider are subject to the charge shown in the “Periodic Charges Other Than Underlying Fund Fees and Operating Expenses” table and are not subject to the “Maximum Sales Charge Imposed on Premiums” shown in “Transaction Fees” table. This charge is called the Premium Reserve Rider Premium Load. Rider Accumulation Value allocated to the Separate Account is subject to the Mortality and Expense Risk Charge (which does not exceed 1.15% in Policy Years 1-10 and 0.45% for Policy Years 11 and beyond).
Name of Benefit [Text Block]	Premium Reserve Rider
Purpose of Benefit [Text Block]	Allows you to pay some Premiums that accumulate in the same manner as if they had been allocated to your Policy without being subject to all Policy charges and expenses. The Premium Reserves, in turn, can be used to prevent the Policy from lapsing.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Automatically issued at Policy purchase in states where it is available.•Premiums allocated to the Premium Reserve Rider do not increase the Policy’s Accumulation Value and, therefore, will not decrease the Net Amount at Risk.•If the entire Premium Reserve is transferred to prevent a lapse, the rider will terminate, and no future Premium Payments to the rider are permitted.
Name of Benefit [Text Block]	Premium Reserve Rider
Operation of Benefit [Text Block]	Premium Reserve Rider: We will automatically issue this rider with your Policy in states where it is available. The rider allows you to pay Premiums in addition to those you plan to pay for your Policy and to have such amounts accumulate in the same manner as if they had been allocated to your Policy without, as detailed in the rider, being subject to all charges and expenses of your Policy. For example, this rider can be used to fund future Premium Payments if needed while retaining the flexibility to withdraw such funds from the rider without reducing the Policy’s Specified Amount (or being subject to Surrender Charges) in the event the funds are not needed due to favorable investment performance. Premiums allocated to the Premium Reserve Rider do not increase the Policy’s Accumulation Value and, therefore, will not decrease the Net Amount at Risk. Since the Net Amount at Risk will not be reduced, current Cost of Insurance Charges will not be reduced. However, the Policy’s death benefit will be increased by the Premium Reserve Rider Accumulation Value less Debt. The Premium Reserve Rider Accumulation Value is the sum of the (i) values of Sub-Accounts created for the rider which, but for having been created specifically for the rider, are in all other respects identical to the Sub-Accounts (the “Premium Reserve Rider Sub-Accounts”), and (ii) values held in the portion of the Fixed Account created specifically for the rider (the “Premium Reserve Rider Fixed Account”). A Premium Load of 10% in Policy Years 1 – 20, and 6% in Policy Years 21 and beyond (known as the Premium Reserve Rider Premium Load) will be deducted from each amount allocated to this rider. We reserve the right to change this charge but guarantee it will not exceed the maximum rates as shown in the “Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses” table of this prospectus. Net Premium Reserve Rider Premiums will be allocated to the Premium Reserve Rider Sub-Accounts and/or the Premium Reserve Rider Fixed Account using the same Premium allocation instruction that you have provided to us for allocating Premiums which you direct to your Policy. Calculations of the values of the Premium Reserve Rider Sub-Accounts apply the same monthly Mortality and Expense Risk Charge as would have been deducted if the Premiums had been allocated to your Policy; however, the Monthly Deductions for your Policy, which include charges for the cost of insurance and the Administrative Fee, and charges for riders to your Policy other than this rider will not be reflected. You may request us to transfer all or part of the Premium Reserve Rider’s Accumulation Value to your Policy at any time. No other policy charges or fees will be deducted from the amount allocated to the Premium Reserve Rider. In addition, after Policy Year 10, subject to certain limitations (which relate to meeting the requirement that sufficient value remains to maintain the duration of lapse protection provided under the No-Lapse Enhancement Rider until the second Insured reaches age 121 – see section headed “No-Lapse Enhancement Rider”), you may request transfers from the Policy’s Sub-Accounts and Fixed Account to the Premium Reserve Rider for allocation to the Premium Reserve Rider's Sub-Accounts and Fixed Account. Transfers between the Policy and the rider will not be counted against the number of free transfers permitted by the Policy. The rider provides for the automatic transfer of the entire Accumulation Value of the rider to the Policy in the event: 1)the Surrender Value under your Policy is insufficient to maintain your Policy in force and the No-Lapse Enhancement Rider described above is not at the time preventing your Policy from lapsing; and2)you do not pay at least the amount set forth in the Grace Notice and your payment is not received by us before the end of the Grace Period.If the Premium Reserve Rider Surrender Value on the day the Grace Period ends is insufficient to meet the amount then due, your Policy will lapse without value. If this rider is in force at the time you request a loan on or Partial Surrender of your Policy, any such loan or Partial Surrender will be made first from any Premium Reserve Rider Accumulation Value and when the Premium Reserve Rider Accumulation Value is reduced to zero, then from the Accumulation Value of your Policy. Loan interest will be charged and credited to any Premium Reserve Rider loans on the same basis as the Policy. Please refer to the section headed “Policy Loans” for a more detailed discussion of Policy Loans, including interest charged on Policy Loans. In the event of the death of the second Insured while the rider is in force, any Premium Reserve Rider Accumulation Value less Debt on the date of death will be added to the death benefit. If the death benefit is paid pursuant to the No-Lapse Enhancement Rider, the Premium Reserve Rider Accumulation Value less Debt will be added to the death benefit payable under that rider. The Premium Reserve Rider will terminate at the earlier of the date your Policy terminates; the date the entire Premium Reserve Rider Accumulation Value is automatically transferred to your Policy to maintain your Policy in force; or your written request to terminate the rider is received. Once terminated, the rider may not be reinstated, and no further Premium Payments may be allocated to it. Finally, the amount of Premiums you may pay, whether you direct them to your Policy or to your Premium Reserve Rider, are subject to limits which are discussed in the Tax Issues section of the prospectus. As with your Policy, you bear the risk that the investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated. Adverse investment results will impact the Accumulation Value of the rider and, therefore, the amount of rider Accumulation Value which may be available to prevent your Policy from lapsing or for providing policy benefits. The Premium Reserve Rider, as discussed above, can help provide additional protection against lapse of your Policy. The Premium Reserve Rider Accumulation Value generated by the additional Premiums you pay to the rider may be transferred to the Policy either through (i) your voluntarily requesting us to transfer available Premium Reserve Rider Accumulation Value to the Policy in the amount needed to prevent lapse (because, for example, you do not have the funds outside of the Policy to make the Premium Payment required to keep the Policy in force), or (ii) the rider’s provision for automatically transferring all available Premium Reserve Rider Accumulation Value to the Policy should those values be needed to prevent lapse of the Policy (because, for example, the payment you do make either is less than the amount requested or is not received by the time set by the terms of the Policy). However, as noted above, if such values are transferred pursuant to the Premium Reserve Rider’s automatic transfer provision, the Premium Reserve Rider will terminate, and the Owner will permanently lose the ability to allocate any future Premium Payments to the rider. As a hypothetical example of how the Premium Reserve Rider might help prevent lapse of your Policy, assume that you have had your Policy for 11 years and that you have allocated additional Premiums to the rider so that your Premium Reserve Rider Accumulation Value at the end of Policy Year 11 is $25,000. Further assume that the No-Lapse Enhancement Rider is no longer preventing your Policy from lapsing, that the Premium required to maintain your Policy in force that is due at the beginning of Policy Year 12 is $15,000, and that you have decided that you wish to minimize your current cash outlays. If you do not pay the $15,000 Premium, you will receive a Grace Notice which will tell you that you need to make a Premium Payment of $15,000 to your Policy. If you wish, you could request (before the end of the Grace Period) that we transfer $15,000 of the Premium Reserve Rider Accumulation Value to the Policy. If you do not so request, we will automatically transfer the entire Premium Reserve Rider Accumulation Value of $25,000 to the Policy (and your Premium Reserve Rider will terminate). In this example, the transfer of $15,000 from your Premium Reserve Rider Accumulation Value to your Policy will avoid lapse of the Policy. As a further hypothetical example, again assume that you have had your Policy for 11 years but that you have allocated fewer additional Premiums to the rider so that your Premium Reserve Rider Accumulation Value is $10,000. Continuing the assumption that the No-Lapse Enhancement Rider is no longer preventing your Policy from lapsing, that the Premium required to maintain your Policy in force that is due at the beginning of Policy Year 12 is $15,000, and that you wish to minimize your current cash outlays, your Premium Reserve Rider Accumulation Value would provide (either by transfer at your specific request or through automatic transfer) $10,000 towards the Premium due. But in this example, you would have to then pay the balance of the Premium due, that is $5,000, to us from your savings or from another source outside of the Policy to avoid lapse of your Policy. You should discuss with your registered representative the needs which purchasing the Policy will meet, including the need to provide to beneficiaries a guaranteed death benefit which does not depend upon growth of the Policy’s Accumulation Value. Policy illustrations, which the registered representative can prepare, will help determine the amount of Premiums which should be allocated to paying the costs of the Policy for the death benefit you need. Once that need for a guaranteed death benefit is met and Premium requirements determined, the Owner then could consider whether to allocate additional funds to the rider. You should carefully weigh the balance between allocating Premiums to the Policy and Premiums to the rider. Premiums allocated to the Premium Reserve Rider may be withdrawn without reducing the Specified Amount (which might be the case if those Premiums had been allocated to the Policy). In addition, Premiums allocated to the rider are charged with the Premium Reserve Rider Premium Load as detailed above. Premiums allocated to the rider become part of the Premium Reserve Rider Accumulation Value and that value (less any Debt) would be paid upon the death of the second Insured in addition to the death benefit paid. However, Premiums allocated to the rider do not increase the Policy’s Accumulation Value and, therefore, would not reduce the Cost of Insurance Charges. An illustration can show the impact that paying a higher level of Premiums would have on the Policy’s cost of insurance: that is as Accumulation Values in the Policy increase (through positive investment results and/or allocating more Premiums to the Policy), the Net Amount at Risk (that is, the difference between the death benefit and the Accumulation Value) will decrease, thereby decreasing the Cost of Insurance Charges. Decreasing policy charges increases the amount of the Policy’s Accumulation Value available for allocation to the Sub-Accounts, and thereby increases the amount available for investment, subject to your tolerance for risk. Your registered representative can prepare illustrations which would reflect the potential impact that different allocations of Premium between the Policy and the Premium Reserve Rider might have, as well as illustrate the impact rates of return selected by you might have on the Policy’s benefits and the rider’s Accumulation Value.
SVULone 2021 VUL | NoLapseEnhancementRiderMember
Prospectus:
Name of Benefit [Text Block]	No-Lapse Enhancement Rider
Purpose of Benefit [Text Block]	Prevents lapse if the Policy’s Surrender Value is insufficient to cover the Monthly Deductions.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Automatically issued at Policy purchase.•You may not allocate Accumulation Value and Premium Payments to the money market Sub-Account except for purposes described in the “Right to Examine Period” section, as an account from which to transfer funds for the Dollar Cost Averaging program as described in the section headed “Optional Sub-Account Allocation Programs”, and in the event of a fund liquidation as described in the section headed “Sub-Account Availability and Substitution of Funds”.•For applications received on or after May 15, 2023, significant investment restrictions apply so long as the rider remains in effect.•Maintaining Automatic Rebalancing with the applicable allocation requirements, as described in this prospectus, is required to keep this rider in force.
Name of Benefit [Text Block]	No-Lapse Enhancement Rider
Operation of Benefit [Text Block]	No-Lapse Enhancement Rider: We will automatically issue this rider with your Policy and there is no charge for it. This rider provides you with a limited benefit in the event that your Policy would otherwise lapse. It does not provide any additional death benefit amount or any increase in your policy value and it does not provide any type of market performance guarantee. While this rider is effective, there are certain requirements and limitations that are imposed which may restrict the allocations you may wish to make. These are described in the “Allocation Requirements” section below and the “Appendix B: Current Investment Restrictions for Optional Benefits – No-Lapse Enhancement Rider.” For applications received on or after May 15, 2023, significant investment restrictions apply so long as the rider remains in effect. If you do not wish to be subject to those restrictions, you must terminate the rider, but terminating the rider will cause you to lose that standard benefit. Terminating the benefit will not reduce the charges to which your Policy is subject. The rider’s benefit: The rider consists of the No-Lapse Value provision (the “No-Lapse Value Provision”) and the Reset Account Value provision (the “Reset Account Value Provision”). Under this rider, if the Policy’s Surrender Value is insufficient to cover the Monthly Deductions, your Policy will not lapse as long as either the No-Lapse Value or the Reset Account Value, less any Debt, is greater than zero. If both the No-Lapse Value and the Reset Account Value, less any Debt, are zero or less, this rider will not prevent your Policy from lapsing. The “No-Lapse Value” and “Reset Account Value” are reference values only and are determined as described below using Reference Rates and fees unique to each provision. These Reference Rates and fees are fixed at issue for the life of the Policy and are different from the rates and fees we use to calculate the Accumulation Value of the Policy. How long the protection lasts: The duration of lapse protection provided by this rider will be determined monthly and may vary based on the amount and timing of Net Premium Payments that are paid, interest credited, the amount of any Partial Surrenders, and rates and fees for the rider. Payment of Premiums higher than the Planned Premium and interest credited on Net Premiums will increase the duration of lapse protection. Partial Surrenders and the costs of other riders which have their own charges will reduce the duration of lapse protection. Also, the duration of lapse protection provided by this rider may be impacted by certain factors including: a. Changes in premium timing, frequency or amount, including those Premium Payments paid; i. later than the month following the Planned Premium due date, which may shorten the duration of lapse protection; ii. more than a month earlier than the Planned Premium due date, which may lengthen the duration of the lapse protection; iii. more frequently than your scheduled Premium Payments, which may shorten the duration of lapse protection for the same amount of total Premium paid in a year; iv. less frequently than your scheduled Premium Payments, which may lengthen the duration of lapse protection for the same amount of total Premium paid in a year; v. in lesser amounts than the Planned Premium, which may shorten the duration of lapse protection; and vi. paid in greater amounts than the Planned Premium, which may lengthen the duration of lapse protection. b. Your request(s) to initiate policy changes such as loans, Partial Surrenders, increases in Specified Amount, the addition of Riders, or exercising rider benefits, which may shorten the duration of lapse protection. c. Your request(s) to initiate policy changes such as decreases in Specified Amount or the removal of Riders, which may lengthen the duration of lapse protection. All Premiums received between two Monthly Anniversary Days will be credited as if they had been received as of the prior Monthly Anniversary Day in relation to the actual premium receipt date. This means that the Premium will be treated as having been received before the calculation of the No-Lapse Value Monthly Deduction, Reset Account Value Monthly Deduction and interest crediting. This treatment of effective date of Premiums only applies for the purposes of calculating the No-Lapse Value and the Reset Account Value. All Premiums received in the Policy Month prior to a decrease in the No-Lapse Value Premium Load and the Reset Account Value Premium Load will receive the lower No-Lapse Value Premium Load and the Reset Account Value Premium Load, as shown in the Policy Specifications. To help ensure that any changes you make to your Policy will accomplish your insurance objective, we encourage you to request a personalized policy illustration from your registered representative that shows the impact of such changes to future death benefits, policy values, and the duration of this rider’s lapse protection. Impact on Guaranteed Minimum Death Benefit Options: At the time of application, you will elect a Guaranteed Minimum Death Benefit Option. Once elected, the GMDB Option cannot be changed. The following are the two options: •Option 1: Until the younger Insured’s Attained Age 90, the GMDB will be the Initial Specified Amount less any decreases in the Specified Amount. At the younger Insured’s Attained Age 90, the GMDB will automatically be reduced and set equal to the Initial Specified Amount multiplied by 50%, unless the GMDB at the younger Insured’s Attained Age 90 is below this amount.•Option 2: The Initial Specified Amount less any decreases in the Specified Amount.Impact on Death Benefit Proceeds: If this rider is actively preventing the Policy from Lapse, the death benefit payable will be determined as described below. Otherwise, the death benefit payable will be determined per the Death Benefit Proceeds provision of the Policy. (See section headed “Death Benefits” form more information.) Each provision triggers a different death benefit, which are different from the Death Benefit Proceeds otherwise applicable under the Policy. If the requirements of only one of these provisions are met, the Death Benefit Proceeds payable will be calculated under that provision. If the requirements of both of these provisions are met, the Death Benefit Proceeds payable will be the greater of the Death Benefit Proceeds calculated under each provision. If the second Insured dies while the No-Lapse Provision is maintaining the Policy in force, the Death Benefit Proceeds will be equal to the Guaranteed Minimum Death Benefit plus any Riders or benefits that are payable, less any Debt and Partial Surrenders processed after the second Insured’s date of death. Note: While you cannot request an increase in the GMDB, if the current Specified Amount is decreased below the GMDB, the GMDB will automatically be decreased to an amount equal to the reduced Specified Amount. If the second Insured dies while the Reset Account Value Provision is maintaining the Policy in force, the Death Benefit Proceeds will be equal to the Reset Death Benefit plus any Riders or benefits that are payable, less any Debt and Partial Surrenders after the second Insured’s date of death. The Reset Death Benefit on the Policy Date equals the Initial Specified Amount shown in the Policy Specifications. If the current Specified Amount is decreased below the Reset Death Benefit, the Reset Death Benefit will automatically be decreased to an amount equal to the new reduced Specified Amount. The Reset Death Benefit decrease will become effective on the same date as the decrease in current Specified Amount. You cannot request an increase in the Reset Death Benefit. What happens when the rider’s benefits go into effect: During any time that this rider is preventing the Policy from Lapse, the following will occur as applicable: a.Monthly Deductions will continue to be accumulated, but will not be deducted. The Surrender Value will not be less than zero. Cost of Insurance rates will not be charged on an amount greater than the death benefit at the beginning of the Policy Month. Any Death Benefit Proceeds payable will not be reduced by the accumulated unpaid Monthly Deductions.b.Loan interest will continue to accrue and will be added to the total amount of Debt.If the rider is no longer preventing Lapse, or upon termination of the No-Lapse Enhancement Rider, whichever occurs first, any accumulated unpaid Monthly Deductions will need to be repaid in addition to the amount described in the Grace Period provision in order to keep the Policy in force. Impact on the Policy’s Grace Period: The Grace Period provision of the Policy will begin on the Monthly Anniversary Day on which the No-Lapse Value, less Debt, and the Reset Account Value, less Debt, are less than or equal to zero and the Policy has met the conditions for entering the Grace Period. You will be notified of the pending Lapse as provided under that provision. Allocation Requirements: While this rider is effective, there are certain allocation constraints and investment requirements that are or may be imposed. This means that you may be restricted in your choice of and/or in how much you can invest in certain Sub-Account(s) and/or the Fixed Account. If you do not comply with these requirements, the rider will terminate and, if the rider terminates, the Policy will remain in force only if the Surrender Value is sufficient to cover the Monthly Deductions. You will be notified at least 61 days prior to the date of any change in the Allocation Requirements. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the Rider. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Sub-Account investments. At the time you receive notice of a change to the Allocation Requirements, if you are not in compliance with the new Allocation Requirements, you may: 1. submit your own reallocation instructions for the Accumulation Value, before the date specified in the notice, so that the Allocation Requirements are satisfied; or 2. take no action, which will result in termination of the Rider on the date specified in the notice; or 3. elect to terminate the Rider immediately, without waiting for a termination event. Please note, upon a change in Allocation Requirements, we will not reallocate any of your Policy’s Accumulation Value except pursuant to your instructions in writing or by telephone (if you have previously authorized telephone transfers in writing). Failure to timely reallocate your Policy Accumulation Value in accordance with any new Allocation Requirements will cause your Rider to terminate. Currently, the following allocation constraints apply to all No-Lapse Enhancement Riders, regardless of the date the application was received: a. Automatic Rebalancing will be in effect when the Policy is issued and you must maintain Automatic Rebalancing in order to keep this rider in effect. If you discontinue Automatic Rebalancing after the Policy is issued, this rider will terminate. (Refer to the section headed “Optional Sub-Account Allocation Programs” for more information about Automatic Rebalancing.) b. This rider limits the use of the money market Sub-Account to the following: (a) for the purposes described in the “Right to Examine Period” section of this prospectus; and (b) as an account from which to transfer funds for the Dollar Cost Averaging program as described in the section headed “Optional Sub-Account Allocation Programs”. Please note that any balance remaining in the money market Sub-Account upon termination of Dollar Cost Averaging will need to be transferred to other Sub-Account(s) or the Fixed Account, as specified by you. Use of the money market Sub-Account other than as described above will result in the rider terminating. For applications received on or after May 15, 2023, the following additional investment restrictions apply to keep this Rider in effect. The Sub-Accounts of your Policy are divided into tiers. You can select the percentages of Accumulation Value to allocate to individual Sub-Accounts within the tier and/or to the Fixed Account, but the total allocation percentages must comply with the specified minimum or maximum percentages for that tier. We may change the tier that each Sub-Account is assigned to, the number of tiers, the minimum or maximum percentages of Accumulation Value allowed in each tier, the investment options that are or are not available to you, or the rebalancing frequency at any time in our sole discretion. If we make such a change, you will be notified as described above. Currently, a maximum of 75% of the Accumulation Value can be invested in tier 3 Sub-Accounts. If any of the Accumulation Value is invested in tier 3 Sub-Accounts, a minimum of 25% of the Accumulation Value must be invested in tier 1 Sub-Accounts or the Fixed Account. There are no restrictions or requirements on tier 2 Sub-Accounts. Please refer to “Appendix B: Current Investment Restrictions for Optional Benefits – No-Lapse Enhancement Rider” for the current tier assignments for each of the Sub-Accounts under the Policy. For applications received prior to May 15, 2023, we do not currently impose additional investment restrictions. However, we may establish additional investment restrictions in the future. Any future investment restrictions may be in the form of one or both of the following: i. a maximum percentage of the Policy’s Accumulation Value to be permitted in certain Sub-Accounts, particularly those with higher than average volatility, or the Fixed Account; or ii. a minimum percentage of the Policy’s Accumulation Value to be required in certain Sub-Accounts, particularly those with lower than average volatility (please review the “Sub-Accounts and Funds” section of this prospectus).If we impose such additional investment restrictions you will be notified as described above. How we determine the No-Lapse Value: The No-Lapse Value is a reference value only (and it may become less than zero). It is not used in determining the Accumulation Value or death benefit provided by the Policy. The No-Lapse Value on the Policy Date will be the initial Premium received, plus the No-Lapse Value Premium Credit as shown in the Policy Specifications, less the No-Lapse Monthly Deduction for the first Policy Month. On each Monthly Anniversary Day, the No-Lapse Value is calculated taking into account the following: 1.The No-Lapse Value on the preceding Monthly Anniversary Day;2.Premiums received since the preceding Monthly Anniversary Day (either adding the amount of the No-Lapse Value Premium Credit or subtracting the amount of the No-Lapse Value Premium Load based on Policy Years as shown in the Policy Specifications);3.Partial Surrenders (i.e. withdrawals) since the preceding Monthly Anniversary Day;4.Accumulated No-Lapse Value Credited Interest (interest credited to the No-Lapse Value daily) calculated using the interest rates shown in the table of No-Lapse Value Credited Interest rates shown in the Policy Specifications;5.The No-Lapse Value Monthly Deduction described below for the Policy Month following the Monthly Anniversary Day; and6.The Surrender Charge, if any, as determined from the Table of Surrender Charges shown in the Policy Specifications for any decrease in Specified Amount on the Monthly Anniversary Day.The Guaranteed Minimum Death Benefit (“GMDB”) is determined by the GMDB Option that you elected and is shown in the Policy Specifications. If the current Specified Amount is decreased below the GMDB, the GMDB will automatically be decreased to an amount equal to the reduced Specified Amount. The GMDB decrease will become effective on the same date as the decrease in the current Specified Amount. You cannot request an increase in the GMDB. Please see the “Death Benefit Options” section for more information. How we determine the No-Lapse Value Monthly Deduction and the No-Lapse Value Cost of Insurance: The No-Lapse Value Monthly Deduction for a Policy Month equals the sum of the No-Lapse Value Cost of Insurance as described below, the cost of any additional benefits provided by other rider(s) for the Policy Month and the No-Lapse Value Monthly Policy Fee, and after deducting the No-Lapse Monthly Administrative Fee as shown in the Policy Specifications. The No-Lapse Value Cost of Insurance will be the result of (1) minus (2), multiplied by (3), and divided by 1,000, where: (1)is the No-Lapse Death Benefit Value described below at the beginning of the Policy Month, divided by the Net Amount at Risk Discount Factor shown in the Policy Specifications;(2)is the larger of:i. the No-Lapse Value at the beginning of the Policy Month after the deduction of the No-Lapse Value Monthly Policy Fee and after the deduction of the No-Lapse Value Monthly Administrative Fee but prior to the deduction for the monthly No-Lapse Value Cost of Insurance; or ii. zero if the No-Lapse Value is less than zero. (3)is the applicable No-Lapse Factor described in the Policy Specifications. The No-Lapse Factor may be modified by the Table of Funding Level Threshold Percentages and resulting reduction factor, if applicable, as described in the Policy Specifications.The Funding Level, mentioned above, is measured by dividing the No-Lapse Value on the Monthly Anniversary Day by the current Guaranteed Minimum Death Benefit. The Funding Level is used in the Table of Funding Level Threshold Percentages shown in the Policy Specifications to determine if the No-Lapse Factor will be modified by a reduction factor. The No-Lapse Factor is used to calculate the No-Lapse Cost of Insurance. How we calculate the No-Lapse Death Benefit Value: The No-Lapse Death Benefit Value is equal to the Guaranteed Minimum Death Benefit plus the amount of any increases in the Specified Amount. The No-Lapse Death Benefit Value is used only to determine the monthly No-Lapse Value Cost of Insurance; it is not used to determine the death benefit provided by the Policy or this Rider. How we determine the Reset Account Value: The Reset Account Value is a reference value (which may become less than zero) and is not used in determining the Accumulation Value or death benefit provided by the Policy. The Reset Account Value on the Policy Date will be the initial Premium received, less the Reset Account Premium Load, as shown in the Policy Specifications, and less the Reset Account Monthly Deduction for the first Policy Month: On each Monthly Anniversary Day, the Reset Account Value is calculated taking into account the following: 1.the Reset Account Value on the preceding Monthly Anniversary Day;2.Premiums received since the preceding Monthly Anniversary Day, subtracting the amount of the Reset Account Value Premium Load;3.Partial Surrenders (i.e. withdrawals) since the preceding Monthly Anniversary Day;4.Accumulated Reset Account Value Credited Interest (interest credited to the Reset Account Value daily) calculated using the Reset Account Value Credited Interest rate shown in the Policy Specifications;5.The Reset Account Value Monthly Deduction described below for the Policy Month following the Monthly Anniversary Day; and6.the Surrender Charge, if any, as determined from the Table of Surrender Charges shown in the Policy Specifications for any decrease in Specified Amount on the Monthly Anniversary Day.On each Policy Anniversary, the Reset Account Value may increase to reflect positive investment performance. If the Reset Account Value on that Policy Anniversary is less than the Accumulation Value on that same Policy Anniversary, the Reset Account Value will be reset to equal the Accumulation Value. How we determine the Reset Account Monthly Deduction and the Reset Account Cost of Insurance: The Reset Account Monthly Deduction for a Policy Month equals the sum of the Reset Account Value Cost of Insurance as described below the cost of any additional benefits provided by other rider(s) for the Policy Month and the Reset Account Monthly Administrative Fee shown in the Policy Specifications. The Reset Account Value Cost of Insurance will be the result of (1) minus (2), multiplied by (3), and divided by 1,000, where: (1)is the Reset Account Death Benefit Value at the beginning of the Policy Month, divided by the Net Amount at Risk Discount Factor shown in the Policy Specifications;(2)is the Reset Account Value at the beginning of the Policy Month after the deduction of the Reset Account Value Monthly Administrative Fee but prior to the deduction for the monthly Reset Account Value Cost of Insurance, or zero if the Reset Account Value is less than zero, and(3)is the Reset Factor as described in the Policy Specifications.How we calculate the Reset Account Death Benefit Value: The Reset Account Death Benefit Value equal to the Reset Death Benefit plus the amount of any increases in Specified Amount. The Reset Account Death Benefit Value is used only to determine the monthly Reset Account Value Cost of Insurance; it is not used to determine the death benefit provided by the Policy or this Rider. When will the rider terminate: The rider and all rights provided under it will terminate automatically on the first of the following to occur: 1.the younger Insured reaches age 121;2.the surrender or other termination of the Policy;3.you request to terminate Automatic Rebalancing;4.you use the money market Sub-Account other than as described in the Allocation Requirement above; or5.an allocation restriction, described in the “Allocation Requirements” section above and the “Appendix B: Current Investment Restrictions for Optional Benefits – No-Lapse Enhancement Rider” section below is imposed and you do not take corrective action within 61 days after the date of mailing of the notice that your allocations do not comply.If this rider terminates due to item (1) above, coverage will continue as described in the Continuation of Coverage section of this prospectus, and the Death Benefit Proceeds available under this rider will continue to apply. If this rider terminates due to items (3), (4) or (5) above it can result in the need to repay unpaid Monthly Deductions in order to keep your Policy In Force and this rider cannot be reinstated. You should consider your options carefully when choosing to terminate this rider under one of these conditions. If the Policy terminates and is reinstated, the rider will likewise be reinstated unless the rider had terminated before the Policy terminated.
SVULone 2021 VUL | AutomaticRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Automatic Rebalancing
Purpose of Benefit [Text Block]	To periodically restore sub account exposure to a pre-determined level selected by the policyholder to reduce potential risk of exposure to market volatility.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Is only available on a quarterly basis.•Must be maintained on product to keep No-Lapse Enhancement rider (see Riders).•Can be terminated; however will terminate No-Lapse Enhancement rider (see Riders).
Name of Benefit [Text Block]	Automatic Rebalancing
Operation of Benefit [Text Block]	Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to the Fixed Account and each Sub-Account. The pre-determined level is the allocation initially selected on the allocation form provided by us, until changed by the Owner. Your Policy will be issued with Automatic Rebalancing. When Automatic Rebalancing is in effect, all Net Premium Payments allocated to the Sub-Accounts and Fixed Account will be subject to Automatic Rebalancing. Transfers among the Sub-Accounts and the Fixed Account as a result of Automatic Rebalancing do not count against the number of free transfers available. Automatic Rebalancing provides a method for reestablishing fixed proportions among your allocations to your Sub-Accounts and Fixed Account on a systematic basis. Automatic Rebalancing helps to maintain your allocation among market segments, although it entails reducing your policy values allocated to the better performing segments. Therefore, you should carefully consider market conditions and the investment objectives of each Sub-Account and Underlying Fund at the time you make your Premium Payment allocations which will also be used for Automatic Rebalancing. Automatic Rebalancing is available only on a quarterly basis. Automatic Rebalancing may be terminated, or the allocation may be changed at any time, by contacting our Administrative Office. Terminating Automatic Rebalancing will terminate the No-Lapse Enhancement Rider attached to your Policy. Refer to the “Riders” section of this prospectus for more information.
SVULone 2021 VUL | EnhancedSurrenderValueRiderIndividualBasisMember
Prospectus:
Name of Benefit [Text Block]	Enhanced Surrender Value Rider
Purpose of Benefit [Text Block]	Provides an Enhanced Surrender Value free of a Surrender Charge if you fully surrender your Policy during the first five Policy Years.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.
Name of Benefit [Text Block]	Enhanced Surrender Value Rider
SVULone 2021 VUL | SupplementalSurvivorshipTermInsuranceRiderEstateProtectionRiderMember
Prospectus:
Name of Benefit [Text Block]	Supplemental Survivorship Term Insurance Rider (Estate Protection Rider)
Purpose of Benefit [Text Block]	Provides term insurance coverage in the amount you select (the “Term Insurance Benefit Amount”) which ends on the fourth anniversary of the Effective Date of the rider.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.
Name of Benefit [Text Block]	Supplemental Survivorship Term Insurance Rider (Estate Protection Rider)
SVULone 2021 VUL | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	An investment strategy that divides up the total amount to be invested in one or more sub accounts over a specified period of time. This averages the purchase cost of the assets over time and helps to reduce the potential impact of market volatility.
Optional Benefit [Flag]	true
Benefits Description [Table Text Block]	•Available 1st policy year only, at Policy purchase. •Cannot move money to Fixed Account or money market. •Automatically moves to Automatic Rebalancing after 1st Policy Anniversary.
Name of Benefit [Text Block]	Dollar Cost Averaging
Operation of Benefit [Text Block]	Dollar Cost Averaging systematically transfers amounts during the first Policy Year from the money market Sub-Account or the Fixed Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly basis. These transfers do not count against the free transfers available. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market. If Dollar Cost Averaging is desired, it must be elected at issue. Dollar Cost Averaging terminates automatically: 1)if the value in the money market Sub-Account or the Fixed Account is insufficient to complete the next transfer;2)7 calendar days after our Administrative Office receives a request for termination in writing or by telephone, with adequate authentication;3)on the first Policy Anniversary; or4)if your Policy is surrendered or otherwise terminates.From time to time, we may offer special interest rate programs for Dollar Cost Averaging. Please consult your registered representative to determine the current availability and terms of these programs. We reserve the right to modify, suspend or terminate a Dollar Cost Averaging program. Any changes will not affect Owners currently participating in the Dollar Cost Averaging program.
SVULone 2021 VUL | AutomaticRebalancingNoLapseEnhancementMember
Prospectus:
Operation of Benefit [Text Block]	Please note that maintaining Automatic Rebalancing on a quarterly basis and complying with the allocation requirements described above in the “No-Lapse Enhancement Rider” section under “Allocation Requirements” section and below in the “Appendix B: Current Investment Restrictions for Optional Benefits - No-Lapse Enhancement Rider” are required to keep the No-Lapse Enhancement Rider in force.